Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Nov. 15, 2012	Mar. 30, 2012
Document and Entity Information
Entity Registrant Name	HELMERICH & PAYNE INC
Entity Central Index Key	0000046765
Document Type	10-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5,455,241,646
Entity Common Stock, Shares Outstanding		105,728,157
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating revenues
Drilling - U.S. Land	$ 2,678,475	$ 2,100,508	$ 1,412,495
Drilling - Offshore	189,086	201,417	202,734
Drilling - International Land	270,027	226,849	247,179
Other	14,214	15,120	12,754
Total operating revenues	3,151,802	2,543,894	1,875,162
Operating costs and expenses
Operating costs, excluding depreciation	1,750,510	1,432,602	1,071,959
Depreciation	387,549	315,468	262,658
Research and development	16,060	15,764	12,262
General and administrative	107,307	91,452	81,479
Income from asset sales	(19,223)	(13,903)	(4,992)
Total operating costs and expenses	2,242,203	1,841,383	1,423,366
Operating income from continuing operations	909,599	702,511	451,796
Other income (expense)
Interest and dividend income	1,380	1,951	1,811
Interest expense	(8,653)	(17,355)	(17,158)
Gain on sale of investment securities		913
Other	254	(953)	1,787
Total other income (expense)	(7,019)	(15,444)	(13,560)
Income from continuing operations before income taxes	902,580	687,067	438,236
Income tax provision	328,971	252,399	152,155
Income from continuing operations	573,609	434,668	286,081
Income (loss) from discontinued operations before income taxes	7,355	(487)	(125,944)
Income tax provision (benefit)	(81)	(5)	3,825
Income (loss) from discontinued operations	7,436	(482)	(129,769)
NET INCOME	$ 581,045	$ 434,186	$ 156,312
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 5.35	$ 4.06	$ 2.7
Income (loss) from discontinued operations (in dollars per share)	$ 0.07		$ (1.23)
Net income (in dollars per share)	$ 5.42	$ 4.06	$ 1.47
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 5.27	$ 3.99	$ 2.66
Income (loss) from discontinued operations (in dollars per share)	$ 0.07		$ (1.21)
Net income (in dollars per share)	$ 5.34	$ 3.99	$ 1.45
Weighted average shares outstanding (in thousands):
Basic (in shares)	106,819	106,643	105,711
Diluted (in shares)	108,377	108,632	107,404

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 96,095	$ 364,246
Accounts receivable, less reserve of $942 in 2012 and $776 in 2011	620,489	460,540
Inventories	78,777	54,407
Deferred income taxes	17,555	19,855
Prepaid expenses and other	74,693	49,736
Current assets of discontinued operations	7,619	7,529
Total current assets	895,228	956,313
INVESTMENTS	451,144	347,924
PROPERTY, PLANT AND EQUIPMENT, at cost:
Contract drilling equipment	5,743,354	4,834,985
Construction in progress	215,754	232,703
Real estate properties	62,177	61,476
Other	284,813	211,897
PROPERTY, PLANT AND EQUIPMENT, gross	6,306,098	5,341,061
Less-Accumulated depreciation	1,954,527	1,663,991
Net property, plant and equipment	4,351,571	3,677,070
NONCURRENT ASSETS:
Other assets	23,142	22,584
TOTAL ASSETS	5,721,085	5,003,891
CURRENT LIABILITIES:
Accounts payable	159,420	103,852
Accrued liabilities	176,615	192,898
Long-term debt due within one year	40,000	115,000
Current liabilities of discontinued operations	5,129	4,979
Total current liabilities	381,164	416,729
NONCURRENT LIABILITIES:
Long-term debt	195,000	235,000
Deferred income taxes	1,209,040	975,280
Other	98,393	104,285
Noncurrent liabilities of discontinued operations	2,490	2,550
Total noncurrent liabilities	1,504,923	1,317,115
SHAREHOLDERS' EQUITY:
Common stock, $.10 par value, 160,000,000 shares authorized, 107,598,889 and 107,243,473 shares issued as of September 30, 2012 and 2011, respectively, and 105,697,693 and 107,086,324 shares outstanding as of September 30, 2012 and 2011, respectively	10,760	10,724
Preferred stock, no par value, 1,000,000 shares authorized, no shares issued
Additional paid-in capital	236,240	210,909
Retained earnings	3,505,295	2,954,210
Accumulated other comprehensive income	166,807	98,908
Total shareholders' equity before treasury stock	3,919,102	3,274,751
Less treasury stock, 1,901,196 shares in 2012 and 157,149 shares in 2011, at cost	84,104	4,704
Total shareholders' equity	3,834,998	3,270,047
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,721,085	$ 5,003,891

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets
Accounts receivable, reserve (in dollars)	$ 942	$ 776
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued	107,598,889	107,243,473
Common stock, shares outstanding	105,697,693	107,086,324
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Treasury stock, shares	1,901,196	157,149

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Comprehensive Income
Balance at Sep. 30, 2009	$ 2,683,009	$ 10,706	$ 176,039	$ 2,414,942	$ 112,451	$ (31,129)
Balance (in shares) at Sep. 30, 2009		107,058,000				1,572,000
Comprehensive Income:
Net income	156,312			156,312			156,312
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	(22,885)				(22,885)		(22,885)
Amortization of net periodic benefit costs - net of actuarial gain (loss)	(5,459)				(5,459)		(5,459)
Total other comprehensive income (loss)	(28,344)						(28,344)
Total comprehensive income	127,968						127,968
Dividends declared ($.28, $.26 and $.22 per share for the years ended 2012, 2011 and 2010, respectively)	(23,337)			(23,337)
Exercise of stock options	(202)		(2,721)			2,519
Exercise of stock options (in shares)						(263,000)
Tax benefit of stock-based awards, including excess tax benefits of $3.6, $13.4 and $3.9 million for the years ended 2012, 2011 and 2010, respectively	4,172		4,172
Treasury stock issued for vested restricted stock, net of shares withheld for employee taxes			(1,445)			1,445
Treasury stock issued for vested restricted stock (in shares)						(70,000)
Stock-based compensation	15,855		15,855
Balance at Sep. 30, 2010	2,807,465	10,706	191,900	2,547,917	84,107	(27,165)
Balance (in shares) at Sep. 30, 2010		107,058,000				1,239,000
Comprehensive Income:
Net income	434,186			434,186			434,186
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	18,414				18,414		18,414
Amortization of net periodic benefit costs - net of actuarial gain (loss)	(3,613)				(3,613)		(3,613)
Total other comprehensive income (loss)	14,801						14,801
Total comprehensive income	448,987						448,987
Dividends declared ($.28, $.26 and $.22 per share for the years ended 2012, 2011 and 2010, respectively)	(27,893)			(27,893)
Exercise of stock options	15,441	18	(3,942)			19,365
Exercise of stock options (in shares)		185,000				(948,000)
Tax benefit of stock-based awards, including excess tax benefits of $3.6, $13.4 and $3.9 million for the years ended 2012, 2011 and 2010, respectively	13,946		13,946
Treasury stock issued for vested restricted stock, net of shares withheld for employee taxes			(3,096)			3,096
Treasury stock issued for vested restricted stock (in shares)						(134,000)
Stock-based compensation	12,101		12,101
Balance at Sep. 30, 2011	3,270,047	10,724	210,909	2,954,210	98,908	(4,704)
Balance (in shares) at Sep. 30, 2011	107,243,473	107,243,000				157,000
Comprehensive Income:
Net income	581,045			581,045			581,045
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	63,725				63,725		63,725
Amortization of net periodic benefit costs - net of actuarial gain (loss)	4,174				4,174		4,174
Total other comprehensive income (loss)	67,899						67,899
Total comprehensive income	648,944						648,944
Dividends declared ($.28, $.26 and $.22 per share for the years ended 2012, 2011 and 2010, respectively)	(29,960)			(29,960)
Exercise of stock options	2,673	32	5,398			(2,757)
Exercise of stock options (in shares)		315,000				47,000
Tax benefit of stock-based awards, including excess tax benefits of $3.6, $13.4 and $3.9 million for the years ended 2012, 2011 and 2010, respectively	4,340		4,340
Treasury stock issued for vested restricted stock, net of shares withheld for employee taxes	(1,514)	4	(2,485)			967
Treasury stock issued for vested restricted stock (in shares)		41,000				(51,000)
Repurchase of common stock	(77,610)					(77,610)
Repurchase of common stock (in shares)	1,747,819					1,748,000
Stock-based compensation	18,078		18,078
Balance at Sep. 30, 2012	$ 3,834,998	$ 10,760	$ 236,240	$ 3,505,295	$ 166,807	$ (84,104)
Balance (in shares) at Sep. 30, 2012	107,598,889	107,599,000				1,901,000

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Shareholders' Equity
Dividends declared, per share	$ 0.28	$ 0.26	$ 0.22
Tax benefit of stock-based awards, excess tax benefits	$ 3.6	$ 13.4	$ 3.9

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
OPERATING ACTIVITIES:
Net income	$ 581,045	$ 434,186	$ 156,312
Adjustment for (income) loss from discontinued operations	(7,436)	482	129,769
Income from continuing operations	573,609	434,668	286,081
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	387,549	315,468	262,658
Provision for bad debt	205	106	206
Stock-based compensation	18,078	12,101	15,855
Gain on sale of investment securities		(913)
Income from asset sales	(19,223)	(13,903)	(4,992)
Deferred income tax expense	196,931	187,651	105,691
Other			79
Change in assets and liabilities:
Accounts receivable	(160,154)	(2,987)	(223,916)
Inventories	(22,170)	(11,005)	(3,858)
Prepaid expenses and other	(27,758)	12,623	(12,800)
Accounts payable	54,906	17,362	16,760
Accrued liabilities	195	20,483	14,031
Deferred income taxes	(180)	251	2,453
Other noncurrent liabilities	(1,592)	6,129	8,402
Net cash provided by operating activities from continuing operations	1,000,396	978,034	466,650
Net cash used in operating activities from discontinued operations	(64)	(482)	(4,362)
Net cash provided by operating activities	1,000,332	977,552	462,288
INVESTING ACTIVITIES:
Capital expenditures	(1,097,680)	(694,264)	(329,572)
Acquisition of TerraVici Drilling Solutions		(4,000)
Proceeds from asset sales	39,894	26,795	7,867
Purchase of short-term investments			(16)
Proceeds from sale of investments		3,932	12,516
Net cash used in investing activities from continuing operations	(1,057,786)	(667,537)	(309,205)
Net cash provided by (used in) investing activities from discontinued operations	7,500		(55)
Net cash used in investing activities	(1,050,286)	(667,537)	(309,260)
FINANCING ACTIVITIES:
Decrease in long-term debt	(115,000)
Proceeds from line of credit	20,000	10,000	895,000
Payments on line of credit	(20,000)	(20,000)	(1,060,000)
Decrease in bank overdraft			(2,038)
Repurchase of common stock	(77,610)
Dividends paid	(30,049)	(26,741)	(22,254)
Exercise of stock options	2,673	15,441	(202)
Tax withholdings related to net share settlements of restricted stock operations	(1,514)
Excess tax benefit from stock-based compensation	3,303	12,511	3,344
Net cash used in financing activities	(218,197)	(8,789)	(186,150)
Net increase (decrease) in cash and cash equivalents	(268,151)	301,226	(33,122)
Cash and cash equivalents, beginning of period	364,246	63,020	96,142
Cash and cash equivalents, end of period	$ 96,095	$ 364,246	$ 63,020

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

        The consolidated financial statements include the accounts of Helmerich & Payne, Inc. and its wholly-owned subsidiaries. Fiscal years of our foreign operations end on August 31 to facilitate reporting of consolidated results. There were no significant intervening events which materially affected the financial statements.

BASIS OF PRESENTATION

        We classified our former Venezuelan operation, an operating segment within the International Land segment, as a discontinued operation in the third quarter of fiscal 2010, as more fully described in Note 2. Unless indicated otherwise, the information in the Notes to Consolidated Financial Statements relates only to our continuing operations.

FOREIGN CURRENCIES

        The functional currency for all our foreign operations is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the period. Income statement accounts are translated at average rates for the year. Gains and losses from remeasurement of foreign currency financial statements and foreign currency translations into U.S. dollars are included in direct operating costs. Included in direct operating costs are aggregate foreign currency remeasurement and transaction gains of $0.3 million in fiscal 2012 and losses totalling $1.2 million and $0.5 million in fiscal 2011 and 2010, respectively.

USE OF ESTIMATES

        The preparation of our financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

        On October 1, 2011, we adopted the provisions of Accounting Standards Update ("ASU") No. 2010-06, Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements, requiring a reconciliation of purchases, sales, issuance, and settlements of financial instruments valued with a Level 3 method, which is used to price the hardest to value instruments. The adoption had no impact on the Consolidated Financial Statements.

CASH AND CASH EQUIVALENTS

        Cash equivalents consist of investments in short-term, highly liquid securities having original maturities of three months or less. The carrying values of these assets approximate their fair values. We primarily utilize a cash management system with a series of separate accounts consisting of lockbox accounts for receiving cash, concentration accounts, and several "zero-balance" disbursement accounts for funding payroll and accounts payable. As a result of our cash management system, checks issued, but not presented to the banks for payment, may create negative book cash balances. Checks outstanding in excess of related book cash balances are included in accounts payable where applicable and included as a financing activity in the Consolidated Statements of Cash Flows.

RESTRICTED CASH AND CASH EQUIVALENTS

        We had restricted cash and cash equivalents of $31.0 million and $18.0 million at September 30, 2012 and 2011, respectively. Restricted cash consists of $26.2 million for two trusts established to collateralize self-insurance programs and $4.8 million for the purpose of potential insurance claims in our wholly-owned captive insurance company. Of the total at September 30, 2012, $2.0 million is from the initial capitalization of the captive company and management has elected to restrict an additional $2.8 million. The restricted amounts are primarily invested in short-term money market securities.

        The restricted cash and cash equivalents are reflected in the balance sheet as follows:

	September 30,
	2012	2011
	(in thousands)
Other current assets	$28,989	$16,015
Other assets	$2,000	$2,000

INVENTORIES AND SUPPLIES

        Inventories and supplies are primarily replacement parts and supplies held for use in our drilling operations. Inventories and supplies are valued at the lower of cost (moving average or actual) or market value.

INVESTMENTS

        We maintain investments in equity securities of certain publicly-traded companies. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold.

        We regularly review investment securities for impairment based on criteria that include the extent to which the investment's carrying value exceeds its related fair value, the duration of the market decline and the financial strength and specific prospects of the issuer of the security. Unrealized losses that are other than temporary are recognized in earnings.

PROPERTY, PLANT AND EQUIPMENT

        Property, plant and equipment are stated at cost less accumulated depreciation. Substantially all property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets (contract drilling equipment, 4-15 years; real estate buildings and equipment, 10-45 years; and other, 2-23 years). Depreciation in the Consolidated Statements of Income includes abandonments of $16.4 million, $4.9 million and $4.2 million for fiscal 2012, 2011 and 2010, respectively. The cost of maintenance and repairs is charged to direct operating cost, while betterments and refurbishments are capitalized. Effective September 30, 2012, we decommissioned four idle mechanical highly mobile rigs and two idle conventional rigs.

        We lease office space and equipment for use in operations. Leases are evaluated at inception or at any subsequent material modification and, depending on the lease terms, are classified as either capital leases or operating leases as appropriate under Accounting Standards Codification ("ASC") 840, Leases. We do not have significant capital leases.

CAPITALIZATION OF INTEREST

        We capitalize interest on major projects during construction. Interest is capitalized based on the average interest rate on related debt. Capitalized interest for fiscal 2012, 2011 and 2010 was $12.9 million, $8.2 million and $6.4 million, respectively.

VALUATION OF LONG-LIVED ASSETS

        We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Changes that could prompt such an assessment include a significant decline in revenue or cash margin per day, extended periods of low rig utilization, changes in market demand for a specific asset, obsolescence, completion of specific contracts and/or overall general market conditions. If a review of the long-lived assets indicates that the carrying value of certain of these assets is more than the estimated undiscounted future cash flows, an impairment charge is made to adjust the carrying value down to the estimated fair value of the asset. The fair value of drilling rigs is determined based upon estimated discounted future cash flows or estimated fair market value, if available. Cash flows are estimated by management considering factors such as prospective market demand, recent changes in rig technology and its effect on each rig's marketability, any cash investment required to make a rig marketable, suitability of rig size and make up to existing platforms, and competitive dynamics due to lower industry utilization. Fair value is estimated, if applicable, considering factors such as recent market sales of rigs of other companies and our own sales of rigs, appraisals and other factors.

SELF-INSURANCE ACCRUALS

        We have accrued a liability for estimated worker's compensation and other casualty claims incurred. The liability for other benefits to former or inactive employees after employment but before retirement is not material.

DRILLING REVENUES

        Contract drilling revenues are comprised of daywork drilling contracts for which the related revenues and expenses are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized on a straight-line basis over the term of the related drilling contract. Costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as both revenues and direct costs. Reimbursements for fiscal 2012, 2011 and 2010 were $329.7 million, $251.0 million and $145.7 million, respectively. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met.

RENT REVENUES

        We enter into leases with tenants in our rental properties consisting primarily of retail and multi-tenant warehouse space. The lease terms of tenants occupying space in the retail centers and warehouse buildings generally range from one to eleven years. Minimum rents are recognized on a straight-line basis over the term of the related leases. Overage and percentage rents are based on tenants' sales volume. Recoveries from tenants for property taxes and operating expenses are recognized in other operating revenues in the Consolidated Statements of Income. Our rent revenues are as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Minimum rents	$8,757	$8,941	$8,613
Overage and percentage rents	$1,485	$1,135	$1,241

        At September 30, 2012, minimum future rental income to be received on noncancelable operating leases was as follows:

Fiscal Year	Amount
(in thousands)
2013	$7,530
2014	6,802
2015	5,579
2016	4,223
2017	3,326
Thereafter	7,306

Total	$34,766

        Leasehold improvement allowances are capitalized and amortized over the lease term.

        At September 30, 2012 and 2011, the cost and accumulated depreciation for real estate properties were as follows:

	September 30,
	2012	2011
	(in thousands)
Real estate properties	$62,177	$61,476
Accumulated depreciation	(40,882)	(39,665)

	$21,295	$21,811

INCOME TAXES

        Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income taxes are computed using the liability method and are provided on all temporary differences between the financial basis and the tax basis of our assets and liabilities.

        We provide for uncertain tax positions when such tax positions do not meet the recognition thresholds or measurement standards prescribed in ASC 740, Income Taxes, which is more fully discussed in Note 4. Amounts for uncertain tax positions are adjusted in periods when new information becomes available or when positions are effectively settled. We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties in other expense in the Consolidated Statements of Income.

EARNINGS PER SHARE

        Basic earnings per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

STOCK-BASED COMPENSATION

        We record compensation expense associated with stock options in accordance with ASC 718, Compensation—Stock Compensation. Compensation expense is determined using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate, volatility, dividend yield and expected remaining term of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. Stock-based compensation is recognized on a straight-line basis over the requisite service periods of the stock awards, which is generally the vesting period. Compensation expense related to stock options is recorded as a component of general and administrative expenses in the Consolidated Statements of Income.

TREASURY STOCK

        Treasury stock purchases are accounted for under the cost method whereby the cost of the acquired stock is recorded as treasury stock. Gains and losses on the subsequent reissuance of shares are credited or charged to additional paid-in capital using the average-cost method.

NEW ACCOUNTING STANDARDS

        On May 12, 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 is intended to create consistency between U.S. GAAP and International Financial Reporting Standards ("IFRS") on the definition of fair value and on the guidance on how to measure fair value and on what to disclose about fair value measurements. ASU No. 2011-04 will be effective for financial statements issued for fiscal periods beginning after December 15, 2011, with early adoption prohibited for public entities. We do not expect the adoption of these provisions to have a material impact on the Consolidated Financial Statements.

        On June 16, 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU No. 2011-05 was issued to increase the prominence of other comprehensive income ("OCI") in financial statements. The guidance provides two options for presenting OCI. An OCI statement can be included with the net income statement, which together will make a statement of total comprehensive income. Alternatively, an OCI statement can be separate from a net income statement but the two statements will have to appear consecutively within a financial report. ASU No. 2011-05 will be applied retrospectively and is effective for fiscal years beginning after December 15, 2011 with early adoption permitted. We are currently evaluating the method of presentation which will be the only impact on the Consolidated Financial Statements when adopted October 1, 2012.

DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 2 DISCONTINUED OPERATIONS

        On June 30, 2010, the Official Gazette of Venezuela published the Decree of Venezuelan President Hugo Chavez, which authorized the "forceful acquisition" of eleven rigs owned by our Venezuelan subsidiary. The Decree also authorized the seizure of "all the personal and real property and other improvements" used by our Venezuelan subsidiary in its drilling operations. The seizing of our assets became effective June 30, 2010, and met the criteria established for recognition as discontinued operations under accounting standards for presentation of financial statements. Therefore, operations from the Venezuelan subsidiary, an operating segment previously within the International Land segment, have been classified as discontinued operations in our Consolidated Financial Statements.

        Summarized operating results from discontinued operations are as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Revenue	$—	$—	$13,534
Income (loss) before income taxes	7,355	(487)	(125,944)
Income tax provision (benefit)	(81)	(5)	3,825

Income (loss) from discontinued operations	$7,436	$(482)	$(129,769)

        Income from discontinued operations in fiscal 2012 is attributable to proceeds from arbitration, as more fully described in Note 14, net of expenses incurred for in-country obligations.

        Significant categories of assets and liabilities from discontinued operations are as follows:

	September 30,
	2012	2011
	(in thousands)
Other current assets	$7,619	$7,529

Total assets	$7,619	$7,529

Total current liabilities	$5,129	$4,979
Total noncurrent liabilities	2,490	2,550

Total liabilities	$7,619	$7,529

        Other current assets consist of restricted cash to meet remaining in-country current obligations. Liabilities consist of municipal and income taxes payable and social obligations due within the country of Venezuela.

DEBT	12 Months Ended
Sep. 30, 2012
DEBT
DEBT

NOTE 3 DEBT

        At September 30, 2012 and 2011, we had $195 million and $235 million, respectively, in unsecured long-term debt outstanding at rates and maturities shown in the following table:

	September 30,
	2012	2011
	(in thousands)
Unsecured intermediate debt issued August 15, 2002:
Series C, due August 15, 2012, 6.46%	$—	$75,000
Series D, due August 15, 2014, 6.56%	75,000	75,000
Unsecured senior notes issued July 21, 2009:
Due July 21, 2012, 6.10%	—	40,000
Due July 21, 2013, 6.10%	40,000	40,000
Due July 21, 2014, 6.10%	40,000	40,000
Due July 21, 2015, 6.10%	40,000	40,000
Due July 21, 2016, 6.10%	40,000	40,000
Unsecured revolving credit facility due May 25, 2017	—	—

	$235,000	$350,000
Less long-term debt due within one year	40,000	115,000

Long-term debt	$195,000	$235,000

        The intermediate unsecured debt outstanding at September 30, 2012 matures August 15, 2014 and carries an interest rate of 6.56 percent, which is paid semi-annually. The terms require that we maintain a ratio of debt to total capitalization of less than 55 percent. The debt is held by various entities.

        We have $160 million senior unsecured fixed-rate notes outstanding at September 30, 2012 that mature over a period from July 2013 to July 2016. Interest on the notes is paid semi-annually based on an annual rate of 6.10 percent. Annual principal repayments of $40 million are due July 2013 through July 2016. We have complied with our financial covenants which require us to maintain a funded leverage ratio of less than 55 percent and an interest coverage ratio (as defined) of not less than 2.50 to 1.00.

        Our $400 million senior unsecured credit facility matured in December 2011 and was allowed to expire. On May 25, 2012, we entered into an agreement with a multi-bank syndicate for a $300 million unsecured revolving credit facility that will mature May 25, 2017. We anticipate that the majority of any borrowings under the facility will accrue interest at a spread over the London Interbank Offered Rate (LIBOR). We will also pay a commitment fee based on the unused balance of the facility. Borrowing spreads as well as commitment fees are determined according to a scale based on a ratio of our total debt to total capitalization. The LIBOR spread ranges from 1.125 percent to 1.75 percent per annum and commitment fees range from .15 percent to .35 percent per annum. Based on our debt to total capitalization on September 30, 2012, the LIBOR spread and commitment fees would be 1.125 percent and .15 percent, respectively. Financial covenants in the facility require us to maintain a funded leverage ratio (as defined) of less than 50 percent and an interest coverage ratio (as defined) of not less than 3.00 to 1.00. The credit facility contains additional terms, conditions, restrictions, and covenants that we believe are usual and customary in unsecured debt arrangements for companies of similar size and credit quality. As of September 30, 2012, there were no borrowings and one letter of credit was outstanding in the amount of $3.5 million. The $3.5 million letter of credit was issued to guarantee a separate line of credit for an international subsidiary. At September 30, 2012, we had $296.5 million available to borrow under our $300 million unsecured credit facility.

        During the first fiscal quarter of 2012, we funded two collateral trusts totaling $26.1 million and terminated two letters of credit. The September 30, 2012 balances of the collateral trusts are classified as restricted cash and are included in prepaid expense and other in the Consolidated Balance Sheet. Subsequent to September 30, 2012, we terminated both collateral trusts and proceeds totaling $26.1 million were returned to us. We replaced the collateral trusts with two letters of credit totaling $27.2 million. This reduced the amount available to borrow under the $300 million unsecured credit facility to approximately $269.3 million.

        At September 30, 2012, we had two letters of credit outstanding that were issued separately from the $300 million unsecured credit facility. One letter of credit for $0.1 million was issued by a bank on our behalf to support customs and transportation guaranties that were required to move a rig between two international locations. The second letter of credit for $0.2 million was issued by a bank on our behalf to guarantee payment of certain expenses incurred by an international transportation vendor. Subsequent to September 30, 2012, we issued two letters of credit totaling $12 million to a bank for the purposes of issuing two performance guaranties required under an international drilling contract. These letters of credit were issued separate from the $300 million credit facility and therefore did not reduce our borrowing capacity discussed above.

        The applicable agreements for all unsecured debt described in this Note 3 contain additional terms, conditions and restrictions that we believe are usual and customary in unsecured debt arrangements for companies that are similar in size and credit quality. At September 30, 2012, we were in compliance with all debt covenants.

        At September 30, 2012, aggregate maturities of long-term debt are as follows (in thousands):

Years ending September 30,
2013	$40,000
2014	115,000
2015	40,000
2016	40,000

$235,000

INCOME TAXES	12 Months Ended
Sep. 30, 2012
INCOME TAXES
INCOME TAXES

NOTE 4 INCOME TAXES

        The components of the provision for income taxes are as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Current:
Federal	$108,297	$42,377	$31,312
Foreign	13,201	14,259	13,215
State	10,542	8,112	1,937

	132,040	64,748	46,464

Deferred:
Federal	196,373	185,076	100,206
Foreign	(6,484)	(4,117)	7,846
State	7,042	6,692	(2,361)

	196,931	187,651	105,691

Total provision	$328,971	$252,399	$152,155

        The amounts of domestic and foreign income before income taxes are as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Domestic	$886,484	$666,073	$389,383
Foreign	16,096	20,994	48,853

	$902,580	$687,067	$438,236

        Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. Recoverability of any tax assets are evaluated and necessary allowances are provided. The carrying value of the net deferred tax assets is based on management's judgments using certain estimates and assumptions that we will be able to generate sufficient future taxable income in certain tax jurisdictions to realize the benefits of such assets. If these estimates and related assumptions change in the future, additional valuation allowances may be recorded against the deferred tax assets resulting in additional income tax expense in the future.

        The components of our net deferred tax liabilities are as follows:

	September 30,
	2012	2011
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$1,103,769	$898,657
Available-for-sale securities	154,463	119,464
Other	4	62

Total deferred tax liabilities	1,258,236	1,018,183

Deferred tax assets:
Pension reserves	9,482	14,260
Self-insurance reserves	7,737	8,344
Net operating loss and foreign tax credit carryforwards	59,730	54,967
Financial accruals	39,833	36,672
Other	6,533	3,224

Total deferred tax assets	123,315	117,467
Valuation allowance	56,564	54,709

Net deferred tax assets	66,751	62,758

Net deferred tax liabilities	$1,191,485	$955,425

        The change in our net deferred tax assets and liabilities is impacted by foreign currency remeasurement.

        As of September 30, 2012, we had state and foreign net operating loss carryforwards for income tax purposes of $21.4 million and $34.7 million, respectively, and foreign tax credit carryforwards of approximately $49.9 million (of which $46.0 million is reflected as a deferred tax asset in our Consolidated Financial Statements prior to consideration of our valuation allowance) which will expire in years 2013 through 2022. The valuation allowance is primarily attributable to state and foreign net operating loss carryforwards of $1.6 million and $11.4 million, respectively, and foreign tax credit carryforwards of $43.5 million which more likely than not will not be utilized.

        Effective income tax rates as compared to the U.S. Federal income tax rate are as follows:

	Years Ended September 30,
	2012	2011	2010
U.S. Federal income tax rate	35%	35%	35%
Effect of foreign taxes	1	1	1
State income taxes	0	1	(1)

Effective income tax rate	36%	37%	35%

        We recognize accrued interest related to unrecognized tax benefits in interest expense, and penalties in other expense in the Consolidated Statements of Income. As of September 30, 2012 and 2011, we had accrued interest and penalties of $6.1 million and $5.4 million, respectively.

        A reconciliation of the change in our gross unrecognized tax benefits for the fiscal year ended September 30, 2012 and 2011 is as follows:

	September 30,
	2012	2011
	(in thousands)
Unrecognized tax benefits at October 1,	$6,878	$5,549
Gross decreases—tax positions in prior periods	(4)	(249)
Gross increases—tax positions in prior periods	2,632	2,561
Gross increases—current period effect of tax positions	(242)	434
Expiration of statute of limitations for assessments	(826)	(1,417)

Unrecognized tax benefits at September 30,	$8,438	$6,878

        As of September 30, 2012 and September 30, 2011, our liability for unrecognized tax benefits was $8.4 million and $6.9 million, respectively, which would affect the effective tax rate if recognized. The liabilities for unrecognized tax benefits and related interest and penalties are included in other noncurrent liabilities in our Consolidated Balance Sheets.

        For the next 12 months, we cannot predict with certainty whether we will achieve ultimate resolution of any uncertain tax position associated with our international operations that could result in increases or decreases of our unrecognized tax benefits. However, we believe it is reasonably possible that the reserve for uncertain tax positions may increase by approximately $7.0 million to $9.5 million during the next 12 months due to an international matter.

        We file a consolidated U.S. federal income tax return, as well as income tax returns in various states and foreign jurisdictions. The tax years that remain open to examination by U.S. federal and state jurisdictions include fiscal years 2008 through 2011. Audits in foreign jurisdictions are generally complete through fiscal year 2000.

SHAREHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 5 SHAREHOLDERS' EQUITY

        On September 30, 2012, we had 105,697,693 outstanding preferred stock purchase rights ("Rights") pursuant to the terms of the Rights Agreement dated January 8, 1996, as amended by Amendment No. 1 dated December 8, 2005. As adjusted for the two-for-one stock splits in fiscals 1998 and 2006, and as long as the Rights are not separately transferable, one-half Right attaches to each share of our common stock. Under the terms of the Rights Agreement each Right entitles the holder thereof to purchase one full unit consisting of one one-thousandth of a share of Series A Junior Participating Preferred Stock ("Preferred Stock"), without par value, at a price of $250 per unit. The exercise price and the number of units of Preferred Stock issuable on exercise of the Rights are subject to adjustment in certain cases to prevent dilution. The Rights will be attached to the common stock certificates and are not exercisable or transferable apart from the common stock, until ten business days after a person acquires 15 percent or more of the outstanding common stock or ten business days following the commencement of a tender offer or exchange offer that would result in a person owning 15 percent or more of the outstanding common stock. In that event, each holder of a Right (other than the acquiring person) shall have the right to receive, upon exercise of the Right, common stock of the Company having a value equal to two times the exercise price of the Right. In the event we are acquired in a merger or certain other business combination transactions (including one in which we are the surviving corporation), or more than 50 percent of our assets or earning power is sold or transferred, each holder of a Right shall have the right to receive, upon exercise of the Right, common stock of the acquiring company having a value equal to two times the exercise price of the Right. The Rights are redeemable under certain circumstances at $0.01 per Right and will expire, unless earlier redeemed, on January 31, 2016.

        The Company has authorization from the Board of Directors for the repurchase of up to four million common shares in any calendar year. The repurchases may be made using our cash and cash equivalents or other available sources. During fiscal 2012, we purchased 1,747,819 common shares at an aggregate cost of $77.6 million, which are held as treasury shares.

STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 6 STOCK-BASED COMPENSATION

        On March 2, 2011, the 2010 Long-Term Incentive Plan (the "2010 Plan") was approved by our stockholders. The 2010 Plan, among other things, authorizes the Board of Directors to grant nonqualified stock options, restricted stock awards and stock appreciation rights to selected employees and to non-employee Directors. Restricted stock may be granted for no consideration other than prior and future services. The purchase price per share for stock options may not be less than market price of the underlying stock on the date of grant. Stock options expire ten years after the grant date. We have the right to satisfy option exercises from treasury shares and from authorized but unissued shares. There were 455,900 nonqualified stock options and 243,600 shares of restricted stock awards granted under the 2010 Plan during fiscal 2012. Awards outstanding in the 2005 Long-Term Incentive Plan (the "2005 Plan") and one prior equity plan remain subject to the terms and conditions of those plans.

        On December 1, 2009, we amended the forms of agreement under the 2005 Plan for awards of nonqualified stock options, incentive stock options and restricted stock. We also amended existing stock option and restricted stock award agreements under the 2005 Plan. The amendments provided for continued vesting (and accelerated vesting upon death) of restricted stock and stock options effective upon a participant becoming retirement eligible. A participant meets the definition of retirement eligible if the participant attains age 55 and has 15 or more years of continuous service as a full-time employee. The amendments were applied retroactively. As a result of the continued vesting provisions, we incurred additional compensation cost of approximately $4.9 million in fiscal 2010.

        A summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense in fiscal 2012, 2011 and 2010 is as follows:

	September 30,
	2012	2011	2010
	(in thousands)
Compensation expense
Stock options	$9,791	$7,224	$11,475
Restricted stock	8,287	4,877	4,380

	$18,078	$12,101	$15,855

        Benefits of tax deductions in excess of recognized compensation cost of $3.3 million, $12.5 million and $3.3 million are reported as a financing cash flow in the Consolidated Statements of Cash Flows for fiscal 2012, 2011 and 2010, respectively.

STOCK OPTIONS

        Vesting requirements for stock options are determined by the Human Resources Committee of our Board of Directors. Options currently outstanding began vesting one year after the grant date with 25 percent of the options vesting for four consecutive years.

        We use the Black-Scholes formula to estimate the fair value of stock options granted to employees. The fair value of the options is amortized to compensation expense on a straight-line basis over the requisite service periods of the stock awards, which are generally the vesting periods. The weighted-average fair value calculations for options granted within the fiscal period are based on the following weighted-average assumptions set forth in the table below. Options that were granted in prior periods are based on assumptions prevailing at the date of grant.

	2012	2011	2010
Risk-free interest rate	1.0%	1.9%	2.3%
Expected stock volatility	53.3%	51.6%	49.9%
Dividend yield	0.4%	0.5%	0.5%
Expected term (in years)	5.5	5.5	5.8

        Risk-Free Interest Rate.    The risk-free interest rate is based on U.S. Treasury securities for the expected term of the option.

        Expected Volatility Rate.    Expected volatilities are based on the daily closing price of our stock based upon historical experience over a period which approximates the expected term of the option.

        Expected Dividend Yield.    The dividend yield is based on our current dividend yield.

        Expected Term.    The expected term of the options granted represents the period of time that they are expected to be outstanding. We estimate the expected term of options granted based on historical experience with grants and exercises.

        Based on these calculations, the weighted-average fair value per option granted to acquire a share of common stock was $27.70, $22.20 and $17.64 per share for fiscal 2012, 2011 and 2010, respectively.

        The following summary reflects the stock option activity for our common stock and related information for fiscal 2012, 2011 and 2010 (shares in thousands):

	2012		2011		2010
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at October 1,	4,589	$25.84	5,572	$22.82	5,401	$20.55
Granted	456	59.68	324	47.94	570	38.02
Exercised	(314)	17.24	(1,289)	18.24	(397)	13.63
Forfeited/Expired	(41)	42.21	(18)	34.06	(2)	38.02

Outstanding on September 30,	4,690	$29.56	4,589	$25.84	5,572	$22.82

Exercisable on September 30,	3,575	$24.66	3,287	$22.35	3,888	$19.68

Shares available to grant	5,082		6,000		761

        The following table summarizes information about stock options at September 30, 2012 (shares in thousands):

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Options	Weighted-Average Remaining Life	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
$11.3318 to $16.01	1,269	1.3	$14.18	1,269	$14.18
$21.05 to $30.2375	1,571	4.9	$25.00	1,371	$25.57
$35.105 to $59.76	1,850	7.6	$43.98	935	$37.55

$11.3318 to $59.76	4,690	4.8	$29.56	3,575	$24.66

        At September 30, 2012, the weighted-average remaining life of exercisable stock options was 3.8 years and the aggregate intrinsic value was $82.3 million with a weighted-average exercise price of $24.66 per share.

        The number of options vested or expected to vest at September 30, 2012 was 4,648,528 with an aggregate intrinsic value of $89.4 million and a weighted-average exercise price of $28.38 per share.

        As of September 30, 2012, the unrecognized compensation cost related to the stock options was $12.1 million. That cost is expected to be recognized over a weighted-average period of 2.6 years.

        The total intrinsic value of options exercised during fiscal 2012, 2011 and 2010 was $12.0 million, $50.5 million and $11.3 million, respectively.

        The grant date fair value of shares vested during fiscal 2012, 2011 and 2010 was $8.1 million, $7.9 million and $7.0 million, respectively.

RESTRICTED STOCK

        Restricted stock awards consist of our common stock and are time vested over three to six years. We recognize compensation expense on a straight-line basis over the vesting period. The fair value of restricted stock awards under the 2010 Plan is determined based on the closing price of our shares on the grant date. As of September 30, 2012, there was $13.3 million of total unrecognized compensation cost related to unvested restricted stock awards. That cost is expected to be recognized over a weighted-average period of 2.6 years.

        A summary of the status of our restricted stock awards as of September 30, 2012, and of changes in restricted stock outstanding during the fiscal years ended September 30, 2012, 2011 and 2010, is as follows (share amounts in thousands):

	2012		2011		2010
	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share
Outstanding at October 1,	323	$42.38	289	$35.23	177	$30.06
Granted	244	59.76	169	47.94	182	38.02
Vested (1)	(119)	40.21	(134)	33.92	(70)	29.36
Forfeited/Expired	(18)	49.75	(1)	47.94	—	—

Outstanding on September 30,	430	$52.52	323	$42.38	289	$35.23
(1)
The number of restricted stock awards vested includes shares that we withheld on behalf of our employees to satisfy the statutory tax withholding requirements.

EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 7 EARNINGS PER SHARE

        ASC 260, Earnings per Share, requires companies to treat unvested share-based payment awards that have non-forfeitable rights to dividend or dividend equivalents as a separate class of securities in calculating earnings per share. We have granted and expect to continue to grant to employees restricted stock grants that contain non-forfeitable rights to dividends. Such grants are considered participating securities under ASC 260. As such, we are required to include these grants in the calculation of our basic earnings per share and calculate basic earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings.

        Basic earnings per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented.

        Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

        The following table sets forth the computation of basic and diluted earnings per share:

	September 30,
	2012	2011	2010
	(in thousands)
Numerator:
Income from continuing operations	$573,609	$434,668	$286,081
Income (loss) from discontinued operations	7,436	(482)	(129,769)

Net income	581,045	434,186	156,312
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(2,246)	(1,295)	(404)

Numerator for basic earnings per share:
From continuing operations	571,363	433,373	285,677
From discontinued operations	7,436	(482)	(129,769)

	578,799	432,891	155,908
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	31	22	6
Numerator for diluted earnings per share:
From continuing operations	571,394	433,395	285,683
From discontinued operations	7,436	(482)	(129,769)

	$578,830	$432,913	$155,914

Denominator:
Denominator for basic earnings per share—weighted-average shares	106,819	106,643	105,711
Effect of dilutive shares from stock options and restricted stock	1,558	1,989	1,693

Denominator for diluted earnings per share—adjusted weighted-average shares	108,377	108,632	107,404

Basic earnings per common shares:
Income from continuing operations	$5.35	$4.06	$2.70
Income (loss) from discontinued operations	0.07	—	(1.23)

Net income	$5.42	$4.06	$1.47

Diluted earnings per common shares:
Income from continuing operations	$5.27	$3.99	$2.66
Income (loss) from discontinued operations	0.07	—	(1.21)

Net income	$5.34	$3.99	$1.45

        The following shares attributable to outstanding equity awards were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	2012	2011	2010
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	446	310	554
Weighted-average price per share	$59.68	$47.94	$38.02

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

NOTE 8 FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

        The estimated fair value of our available-for-sale securities is primarily based on market quotes. The following is a summary of available-for-sale securities, which excludes investments in limited partnerships carried at cost and assets held in a Non-qualified Supplemental Savings Plan:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Equity Securities:
September 30, 2012	$129,183	$304,396	$—	$433,579
September 30, 2011	$129,183	$203,486	$—	$332,669

        On an on-going basis, we evaluate the marketable equity securities to determine if a decline in fair value below cost is other-than-temporary. If a decline in fair value below cost is determined to be other-than-temporary, an impairment charge is recorded and a new cost basis established. We review several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, (i) the length of time a security is in an unrealized loss position, (ii) the extent to which fair value is less than cost, (iii) the financial condition and near term prospects of the issuer and (iv) our intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

        The investments in the limited partnerships carried at cost were approximately $9.4 million at September 30, 2012 and 2011. The estimated fair value of the limited partnerships was $18.0 million and $15.8 million at September 30, 2012 and 2011, respectively. During fiscal 2011, we sold our investment in a limited partnership that was carried at a cost of approximately $3.0 million and had a fair value of approximately $3.9 million at the date of the sale. A gross realized gain of approximately $0.9 million is included in the Consolidated Statements of Income. Subsequent to September 30, 2012, we sold our shares in three limited partnerships that were primarily invested in international equities. Proceeds of approximately $18.1 million were received during the first quarter of fiscal 2013.

        The assets held in a Non-qualified Supplemental Savings Plan are carried at fair market value which totaled $8.2 million and $5.9 million at September 30, 2012 and 2011, respectively.

        The majority of cash equivalents are invested in money-market mutual funds invested primarily in direct or indirect obligations of the U.S. Government. The carrying amount of cash and cash equivalents approximates fair value due to the short maturity of those investments.

        The carrying value of other assets, accrued liabilities and other liabilities approximated fair value at September 30, 2012 and 2011.

        ASC 820 defines fair value as "the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date". ASC 820 establishes a fair value hierarchy to prioritize the inputs used in valuation techniques into three levels as follows:

  •
  Level 1—Observable inputs that reflect quoted prices in active markets for identical assets or liabilities in active markets.

  •
  Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3—Valuations based on inputs that are unobservable and not corroborated by market data.

        At September 30, 2012, our financial assets utilizing Level 1 inputs include cash equivalents, equity securities with active markets and money market funds we have elected to classify as restricted assets that are included in other current assets and other assets. Also included is cash denominated in a foreign currency we have elected to classify as restricted that is included in current assets of discontinued operations and limited to remaining liabilities of discontinued operations. For these items, quoted current market prices are readily available.

        At September 30, 2012, Level 2 inputs include a bank certificate of deposit, which is included in current assets.

        Currently, we do not have any financial instruments utilizing Level 3 inputs.

        The following table summarizes our assets and liabilities measured at fair value on a recurring basis presented in our Consolidated Balance Sheets as of September 30, 2012:

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$96,095	$96,095	$—	$—
Investments	433,579	433,579	—	—
Other current assets	36,608	36,358	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$568,282	$568,032	$250	$—

        The following information presents the supplemental fair value information about long-term fixed-rate debt at September 30, 2012 and September 30, 2011.

	September 30,
	2012	2011
	(in thousands)
Carrying value of long-term fixed-rate debt	$235.0	$350.0
Fair value of long-term fixed-rate debt	$252.7	$376.9

        The fair value for fixed-rate debt was estimated using discounted cash flows at rates reflecting current interest rates at similar maturities plus credit spread which was estimated using the outstanding market information on debt instruments with a similar credit profile to us. The debt was valued using a Level 2 input.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Sep. 30, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 9 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        The components of other comprehensive income (loss) for the years ended September 30, 2012, 2011 and 2010 were as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Unrealized appreciation (depreciation) on securities, net of tax of $37,185, $11,047 and $(13,730)	$63,725	$18,414	$(22,885)
Amortization of net periodic benefit costs—net of actuarial gain (loss), net of tax of $2,436, $(2,167) and $(3,276)	4,174	(3,613)	(5,459)

	$67,899	$14,801	$(28,344)

        The components of accumulated other comprehensive income (loss) at September 30, 2012 and 2011, net of applicable tax effects, were as follows:

	September 30,
	2012	2011
	(in thousands)
Unrealized appreciation on securities	$189,851	$126,126
Unrecognized actuarial loss and prior service cost	(23,044)	(27,218)

	$166,807	$98,908

EMPLOYEE BENEFIT PLANS	12 Months Ended
Sep. 30, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 10 EMPLOYEE BENEFIT PLANS

        We maintain a domestic noncontributory defined benefit pension plan covering certain U.S. employees who meet certain age and service requirements. In July 2003, we revised the Helmerich & Payne, Inc. Employee Retirement Plan ("Pension Plan") to close the Pension Plan to new participants effective October 1, 2003, and reduce benefit accruals for current participants through September 30, 2006, at which time benefit accruals were discontinued and the Pension Plan was frozen.

        The following table provides a reconciliation of the changes in the pension benefit obligations and fair value of Pension Plan assets over the two-year period ended September 30, 2012 and a statement of the funded status as of September 30, 2012 and 2011:

	2012	2011
	(in thousands)
Accumulated Benefit Obligation	$112,062	$104,911
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$104,911	$102,097
Interest cost	4,498	4,519
Actuarial gain	5,990	2,411
Benefits paid	(3,337)	(4,116)

Projected benefit obligation at end of year	$112,062	$104,911

Change in plan assets
Fair value of plan assets at beginning of year	$67,284	$61,388
Actual return on plan assets	14,495	(1,323)
Employer contribution	8,276	11,335
Benefits paid	(3,337)	(4,116)

Fair value of plan assets at end of year	$86,718	$67,284

Funded status of the plan at end of year	$(25,344)	$(37,627)

        The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):

Accrued liabilities	$(95)	$(68)
Noncurrent liabilities-other	(25,249)	(37,559)

Net amount recognized	$(25,344)	$(37,627)

        The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2012 and 2011, and not yet reflected in net periodic benefit cost, are as follows (in thousands):

Net actuarial loss	$(37,172)	$(43,781)
Prior service cost	(1)	(2)

Total	$(37,173)	$(43,783)

        The amount recognized in Accumulated Other Comprehensive Income and not yet reflected in periodic benefit cost expected to be amortized in next year's periodic benefit cost is a net actuarial loss of $2.7 million.

        The weighted average assumptions used for the pension calculations were as follows:

	Years Ended September 30,
	2012	2011	2010
Discount rate for net periodic benefit costs	4.33%	4.48%	5.42%
Discount rate for year-end obligations	4.06%	4.33%	4.48%
Expected return on plan assets	7.16%	8.00%	8.00%

        We contributed $8.3 million to the Pension Plan in fiscal 2012 to fund distributions in lieu of liquidating pension assets. We estimate contributing at least $0.1 million in fiscal 2013 to meet the minimum contribution required by law and expect to make additional contributions in fiscal 2013 if needed to fund unexpected distributions.

        Components of the net periodic pension expense (benefit) were as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Interest cost	$4,498	$4,519	$4,825
Expected return on plan assets	(5,463)	(5,050)	(4,552)
Amortization of prior service cost	2	—	—
Recognized net actuarial loss	3,567	2,976	2,295
Settlement/curtailment	—	28	—

Net pension expense (benefit)	$2,604	$2,473	$2,568

        The following table reflects the expected benefits to be paid from the Pension Plan in each of the next five fiscal years, and in the aggregate for the five years thereafter (in thousands).

Years Ended September 30,
2013	2014	2015	2016	2017	2018 - 2022	Total
$6,477	$5,555	$5,997	$6,593	$6,350	$36,900	$67,872

        Included in the Pension Plan is an unfunded supplemental executive retirement plan.

INVESTMENT STRATEGY AND ASSET ALLOCATION

        Our investment policy and strategies are established with a long-term view in mind. The investment strategy is intended to help pay the cost of the Plan while providing adequate security to meet the benefits promised under the Plan. We maintain a diversified asset mix to minimize the risk of a material loss to the portfolio value that might occur from devaluation of any single investment. In determining the appropriate asset mix, our financial strength and ability to fund potential shortfalls are considered. Plan assets are invested in portfolios of diversified public-market equity securities and fixed income securities. The Plan does not directly hold securities of the Company.

        The expected long-term rate of return on Plan assets is based on historical and projected rates of return for current and planned asset classes in the Plan's investment portfolio after analyzing historical experience and future expectations of the return and volatility of various asset classes.

        The target allocation for 2013 and the asset allocation for the Pension Plan at the end of fiscal 2012 and 2011, by asset category, follows:

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2013	2012	2011
U.S. equities	56%	55%	56%
International equities	14	12	13
Fixed income	25	25	30
Real estate and other	5	8	1

Total	100%	100%	100%

PLAN ASSETS

        The fair value of Plan assets at September 30, 2012 and 2011, summarized by level within the fair value hierarchy described in Note 8, are as follows:

	Fair Value as of September 30, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$7,233	$7,233	$—	$—
Mutual funds:
Domestic stock funds	36,209	36,209	—	—
Bond funds	21,458	21,458	—	—
International stock funds	10,069	10,069	—	—

Total mutual funds	67,736	67,736	—	—
Domestic common stock	10,543	10,543	—	—
Foreign equity stock	907	907	—	—
Oil and gas properties	299	—	—	299

Total	$86,718	$86,419	$—	$299

	Fair Value as of September 30, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$691	$691	$—	$—
Mutual funds:
Domestic stock funds	28,288	28,288	—	—
Bond funds	20,127	20,127	—	—
International stock funds	8,848	8,848	—	—

Total mutual funds	57,263	57,263	—	—
Domestic common stock	8,252	8,252	—	—
Foreign equity stock	803	803	—	—
Oil and gas properties	275	—	—	275

Total	$67,284	$67,009	$—	$275

        The Plan's financial assets utilizing Level 1 inputs are valued based on quoted prices in active markets for identical securities. The Plan has no assets utilizing Level 2. The Plan's assets utilizing Level 3 inputs consist of oil and gas properties. The fair value of oil and gas properties is determined by Wells Fargo Bank, N.A., based upon actual revenue received for the previous twelve-month period and experience with similar assets.

        The following table sets forth a summary of changes in the fair value of the Plan's Level 3 assets for the years ended September 30, 2012 and 2011:

	Oil and Gas Properties
	Years Ended September 30,
	2012	2011
	(in thousands)
Balance, beginning of year	$275	$275
Unrealized gains relating to property still held at the reporting date	24	—

Balance, end of year	$299	$275

DEFINED CONTRIBUTION PLAN

        Substantially all employees on the United States payroll may elect to participate in the 401(k)/Thrift Plan by contributing a portion of their earnings. We contribute an amount equal to 100 percent of the first five percent of the participant's compensation subject to certain limitations. The annual expense incurred for this defined contribution plan was $26.7 million, $21.0 million and $14.2 million in fiscal 2012, 2011 and 2010, respectively.

SUPPLEMENTAL BALANCE SHEET INFORMATION	12 Months Ended
Sep. 30, 2012
SUPPLEMENTAL BALANCE SHEET INFORMATION
SUPPLEMENTAL BALANCE SHEET INFORMATION

NOTE 11 SUPPLEMENTAL BALANCE SHEET INFORMATION

        The following reflects the activity in our reserve for bad debt for 2012, 2011 and 2010:

	September 30,
	2012	2011	2010
	(in thousands)
Reserve for bad debt:
Balance at October 1,	$776	$830	$659
Provision for (recovery of) bad debt	205	106	206
Write-off of bad debt	(39)	(160)	(35)

Balance at September 30,	$942	$776	$830

        Accounts receivable, prepaid expenses, accrued liabilities and long-term liabilities at September 30 consist of the following:

	September 30,
	2012	2011
Prepaid expenses and other:
Restricted cash	$28,989	$16,015
Prepaid insurance	15,522	10,117
Deferred mobilization	19,809	8,512
Prepaid value added tax	1,470	3,884
Other	8,903	11,208

Total prepaid expenses and other	$74,693	$49,736

Accrued liabilities:
Accrued operating costs	$37,645	$50,415
Payroll and employee benefits	52,187	43,077
Taxes payable, other than income tax	35,842	37,789
Accrued income taxes	1,325	17,075
Deferred mobilization	13,351	11,281
Self-insurance liabilities	5,611	5,452
Deferred income	11,280	4,073
Other	19,374	23,736

Total accrued liabilities	$176,615	$192,898

Noncurrent liabilities—Other:
Pension and other non-qualified retirement plans	$40,142	$50,225
Self-insurance liabilities	12,385	13,780
Deferred mobilization	19,364	12,033
Deferred income	6,766	10,569
Uncertain tax positions including interest and penalties	12,184	9,829
Other	7,552	7,849

Total noncurrent liabilities—other	$98,393	$104,285

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Sep. 30, 2012
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 12 SUPPLEMENTAL CASH FLOW INFORMATION

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$10,711	$16,107	$16,721
Income taxes paid	$144,959	$19,621	$104,028

        Capital expenditures on the Consolidated Statements of Cash Flows for the years ended September 30, 2012, 2011 and 2010 do not include additions which have been incurred but not paid for as of the end of the year. The following table reconciles total capital expenditures incurred to total capital expenditures in the Consolidated Statements of Cash Flows:

	September 30,
	2012	2011	2010
	(in thousands)
Capital expenditures incurred	$1,082,678	$730,347	$345,264
Additions incurred prior year but paid for in current year	61,591	25,508	9,816
Additions incurred but not paid for as of the end of the year	(46,589)	(61,591)	(25,508)

Capital expenditures per Consolidated Statements of Cash Flows	$1,097,680	$694,264	$329,572

RISK FACTORS	12 Months Ended
Sep. 30, 2012
RISK FACTORS
RISK FACTORS

NOTE 13 RISK FACTORS

CONCENTRATION OF CREDIT

        Financial instruments which potentially subject us to concentrations of credit risk consist primarily of temporary cash investments, short-term investments and trade receivables. We place temporary cash investments in the U.S. with established financial institutions and invest in a diversified portfolio of highly rated, short-term money market instruments. Our trade receivables, primarily with established companies in the oil and gas industry, may impact credit risk as customers may be similarly affected by prolonged changes in economic and industry conditions. International sales also present various risks including governmental activities that may limit or disrupt markets and restrict the movement of funds. Most of our international sales, however, are to large international or government-owned national oil companies. We perform ongoing credit evaluations of customers and do not typically require collateral in support for trade receivables. We provide an allowance for doubtful accounts, when necessary, to cover estimated credit losses. Such an allowance is based on management's knowledge of customer accounts. Except as disclosed in Note 2, Discontinued Operations, no significant credit losses have been experienced in recent history.

VOLATILITY OF MARKET

        Our operations can be materially affected by oil and gas prices. Oil and natural gas prices are volatile and very difficult to predict. While current energy prices are important contributors to positive cash flow for customers, expectations about future prices and price volatility are generally more important for determining a customer's future spending levels. This volatility, along with the difficulty in predicting future prices, can lead many exploration and production companies to base their capital spending on much more conservative estimates of commodity prices. As a result, demand for contract drilling services is not always purely a function of the movement of commodity prices.

        In addition, customers may finance their exploration activities through cash flow from operations, the incurrence of debt or the issuance of equity. Any deterioration in the credit and capital markets may cause difficulty for customers to obtain funding for their capital needs. A reduction of cash flow resulting from declines in commodity prices or a reduction of available financing may result in a reduction in customer spending and the demand for drilling services. This reduction in spending could have a material adverse effect on our operations.

SELF-INSURANCE

        We self-insure a significant portion of expected losses relating to worker's compensation, general liability and automobile liability. Generally, deductibles range from $1 million to $3 million per occurrence depending on the coverage and whether a claim occurs outside or inside of the United States. Insurance is purchased over deductibles to reduce our exposure to catastrophic events. Estimates are recorded for incurred outstanding liabilities for worker's compensation, general liability claims and claims that are incurred but not reported. Estimates are based on adjusters' estimates, historic experience and statistical methods that we believe are reliable. Nonetheless, insurance estimates include certain assumptions and management judgments regarding the frequency and severity of claims, claim development and settlement practices. Unanticipated changes in these factors may produce materially different amounts of expense that would be reported under these programs.

        We have a wholly-owned captive insurance company which finances a significant portion of the physical damage risk on company-owned drilling rigs as well as international casualty deductibles. With the exception of "named wind storm" risk in the Gulf of Mexico, we insure rigs and related equipment at values that approximate the current replacement cost on the inception date of the policy.

INTERNATIONAL DRILLING OPERATIONS

        International drilling operations may significantly contribute to our revenues and net operating income. There can be no assurance that we will be able to successfully conduct such operations, and a failure to do so may have an adverse effect on our financial position, results of operations, and cash flows. Also, the success of our international operations will be subject to numerous contingencies, some of which are beyond management's control. These contingencies include general and regional economic conditions, fluctuations in currency exchange rates, modified exchange controls, changes in international regulatory requirements and international employment issues, risk of expropriation of real and personal property and the burden of complying with foreign laws. Additionally, in the event that extended labor strikes occur or a country experiences significant political, economic or social instability, we could experience shortages in labor and/or material and supplies necessary to operate some of our drilling rigs, thereby potentially causing an adverse material effect on our business, financial condition and results of operations.

        We are not operating in any country that is currently considered highly inflationary, which is defined as cumulative inflation rates exceeding 100 percent in the most recent three-year period. All of our foreign subsidiaries use the U.S. dollar as the functional currency and local currency monetary assets are remeasured into U.S. dollars with gains and losses resulting from foreign currency transactions included in current results of operations. As such, if a foreign economy is considered highly inflationary, there would be no impact on the Consolidated Financial Statements.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 14 COMMITMENTS AND CONTINGENCIES

PURCHASE OBLIGATIONS

        During fiscal 2012, we announced agreements to build and operate 29 new FlexRigs. As of November 15, 2012, nine new FlexRigs with customer commitments remained under construction. During construction, rig construction cost is included in construction in progress and then transferred to contract drilling equipment when the rig is placed in the field for service. Equipment, parts and supplies are ordered in advance to promote efficient construction progress. At September 30, 2012, we had purchase orders outstanding of approximately $193.8 million for the purchase of drilling equipment.

LEASES

        At September 30, 2012, we were leasing approximately 174,000 square feet of office space near downtown Tulsa, Oklahoma. We also lease other office space and equipment for use in operations. For operating leases that contain built-in pre-determined rent escalations, rent expense is recognized on a straight-line basis over the life of the lease. Leasehold improvements are capitalized and amortized over the lease term. Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of a year at September 30, 2012 are as follows:

Fiscal Year	Amount
(in thousands)
2013	$5,728
2014	3,942
2015	3,027
2016	2,412
2017	2,380
Thereafter	16,941

Total	$34,430

        Total rent expense was $8.5 million, $5.8 million and $5.4 million for fiscal 2012, 2011 and 2010, respectively.

CONTINGENCIES

        Various legal actions, the majority of which arise in the ordinary course of business, are pending. We maintain insurance against certain business risks subject to certain deductibles. None of these legal actions are expected to have a material adverse effect on our financial condition, cash flows or results of operations.

        We are contingently liable to sureties in respect of bonds issued by the sureties in connection with certain commitments entered into by us in the normal course of business. We have agreed to indemnify the sureties for any payments made by them in respect of such bonds.

        During the ordinary course of our business, contingencies arise resulting from an existing condition, situation, or set of circumstances involving an uncertainty as to the realization of a possible gain contingency. We account for gain contingencies in accordance with the provisions of ASC 450, Contingencies, and, therefore, we do not record gain contingencies and recognize income until realized. As discussed in Note 2, Discontinued Operations, property and equipment of our Venezuelan subsidiary was seized by the Venezuelan government on June 30, 2010. Our wholly-owned subsidiaries, Helmerich & Payne International Drilling Co. and Helmerich & Payne de Venezuela, C.A., filed a lawsuit in the United States District Court for the District of Columbia on September 23, 2011 against the Bolivarian Republic of Venezuela, Petroleos de Venezuela, S.A. ("Petroleo") and PDVSA Petroleo, S.A. ("PDVSA"). Our subsidiaries seek damages for the taking of their Venezuelan drilling business in violation of international law and for breach of contract. Additionally, we are participating in an arbitration against a third party not affiliated with the Venezuelan government, Petroleo or PDVSA in an attempt to collect an aggregate $50 million relating to the seizure of our property in Venezuela. The arbitration hearing is presently scheduled for late May 2013.

        While there exists the possibility of realizing a recovery, we are currently unable to determine the timing or amounts we may receive, if any, or the likelihood of recovery. No gain contingencies are recognized in our Consolidated Financial Statements.

        In the fourth fiscal quarter of 2012, we settled another arbitration dispute with a third party not affiliated with the Venezuelan government, Petroleo or PDVSA related to the seizure of our property in Venezuela. Proceeds of $7.5 million were received and recorded in discontinued operations.

SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 15 SEGMENT INFORMATION

        We operate principally in the contract drilling industry. Our contract drilling business includes the following reportable operating segments: U.S. Land, Offshore and International Land. The contract drilling operations consist mainly of contracting Company-owned drilling equipment primarily to large oil and gas exploration companies. To provide information about the different types of business activities in which we operate, we have included Offshore and International Land, along with our U.S. Land reportable operating segment, as separate reportable operating segments. Additionally, each reportable operating segment is a strategic business unit which is managed separately. Our primary international areas of operation include Colombia, Ecuador, Argentina, Tunisia, Bahrain, Abu Dhabi and other South American countries. Other includes additional non-reportable operating segments. Revenues included in Other consist primarily of rental income. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.

        We evaluate segment performance based on income or loss from operations (segment operating income) before income taxes which includes:

  •
  revenues from external and internal customers

  •
  direct operating costs

  •
  depreciation and

  •
  allocated general and administrative costs

but excludes corporate costs for other depreciation, income from asset sales and other corporate income and expense.

        General and administrative costs are allocated to the segments based primarily on specific identification and, to the extent that such identification is not practical, on other methods which we believe to be a reasonable reflection of the utilization of services provided.

        Segment operating income for all segments is a non-GAAP financial measure of our performance, as it excludes certain general and administrative expenses, corporate depreciation, income from asset sales and other corporate income and expense. We consider segment operating income to be an important supplemental measure of operating performance for presenting trends in our core businesses. We use this measure to facilitate period-to-period comparisons in operating performance of our reportable segments in the aggregate by eliminating items that affect comparability between periods. We believe that segment operating income is useful to investors because it provides a means to evaluate the operating performance of the segments on an ongoing basis using criteria that are used by our internal decision makers. Additionally, it highlights operating trends and aids analytical comparisons. However, segment operating income has limitations and should not be used as an alternative to operating income or loss, a performance measure determined in accordance with GAAP, as it excludes certain costs that may affect our operating performance in future periods.

        Summarized financial information of our reportable segments for continuing operations for each of the years ended September 30, 2012, 2011 and 2010 is shown in the following table:

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets	Additions to Long-Lived Assets
2012
Contract Drilling
U.S. Land	$2,678,475	$—	$2,678,475	$906,968	$332,723	$4,422,297	$991,966
Offshore	189,086	—	189,086	41,775	13,455	160,135	8,547
International Land	270,027	—	270,027	20,366	30,701	467,538	52,864

	3,137,588	—	3,137,588	969,109	376,879	5,049,970	1,053,377
Other	14,214	841	15,055	(8,824)	10,670	663,496	29,301

	3,151,802	841	3,152,643	960,285	387,549	5,713,466	1,082,678
Eliminations	—	(841)	(841)	—	—	—	—

Total	$3,151,802	$—	$3,151,802	$960,285	$387,549	$5,713,466	$1,082,678

2011
Contract Drilling
U.S. Land	$2,100,508	$—	$2,100,508	$691,615	$264,127	$3,719,387	$694,249
Offshore	201,417	—	201,417	45,291	14,684	151,656	7,092
International Land	226,849	—	226,849	19,711	28,018	333,142	20,638

	2,528,774	—	2,528,774	756,617	306,829	4,204,185	721,979
Other	15,120	829	15,949	(7,682)	8,639	792,177	8,368

	2,543,894	829	2,544,723	748,935	315,468	4,996,362	730,347
Eliminations	—	(829)	(829)	—	—	—	—

Total	$2,543,894	$—	$2,543,894	$748,935	$315,468	$4,996,362	$730,347

2010
Contract Drilling
U.S. Land	$1,412,495	$—	$1,412,495	$404,278	$211,652	$3,257,382	$305,206
Offshore	202,734	—	202,734	53,069	12,519	132,342	9,982
International Land	247,179	—	247,179	48,271	29,938	411,339	23,865

	1,862,408	—	1,862,408	505,618	254,109	3,801,063	339,053
Other	12,754	814	13,568	(6,765)	8,549	454,037	6,211

	1,875,162	814	1,875,976	498,853	262,658	4,255,100	345,264
Eliminations	—	(814)	(814)	—	—	—	—

Total	$1,875,162	$—	$1,875,162	$498,853	$262,658	$4,255,100	$345,264

        The following table reconciles segment operating income to income from continuing operations before income taxes as reported on the Consolidated Statements of Income:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Segment operating income	$960,285	$748,935	$498,853
Income from asset sales	19,223	13,903	4,992
Corporate general and administrative costs and corporate depreciation	(69,909)	(60,327)	(52,049)

Operating income	909,599	702,511	451,796
Other income (expense)
Interest and dividend income	1,380	1,951	1,811
Interest expense	(8,653)	(17,355)	(17,158)
Gain on sale of investment securities	—	913	—
Other	254	(953)	1,787

Total unallocated amounts	(7,019)	(15,444)	(13,560)

Income from continuing operations before income taxes	$902,580	$687,067	$438,236

        The following table presents revenues from external customers and long-lived assets by country based on the location of service provided:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Revenues
United States	$2,864,570	$2,276,118	$1,572,139
Colombia	82,247	74,504	57,533
Argentina	54,317	44,205	55,855
Ecuador	56,448	42,598	52,115
Other Foreign	94,220	106,469	137,520

Total	$3,151,802	$2,543,894	$1,875,162

Long-Lived Assets
United States	$4,039,770	$3,423,185	$2,973,712
Argentina	81,886	78,221	91,322
Colombia	84,389	67,369	59,798
Ecuador	38,265	28,439	27,772
Other Foreign	107,261	79,856	122,416

Total	$4,351,571	$3,677,070	$3,275,020

        Long-lived assets are comprised of property, plant and equipment.

        Revenues from one customer accounted for approximately 12.0 percent of total operating revenues during the year ended September 30, 2012, and 12.5 percent for years ended September 30, 2011 and 2010. Revenues from another customer accounted for approximately 10.2 percent, 4.5 percent and 4.6 percent of total operating revenues during the years ended September 30, 2012, 2011 and 2010, respectively. Collectively, the receivables from these customers were approximately $108.4 million and $70.5 million at September 30, 2012 and 2011, respectively.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 16 SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	(in thousands, except per share amounts)
2012	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$732,588	$769,982	$819,785	$829,447
Operating income	230,539	207,025	232,655	239,380
Income from continuing operations	144,297	129,763	149,943	149,606
Net income	144,286	129,719	149,925	157,115
Basic earnings per common share:
Income from continuing operations	1.34	1.20	1.40	1.41
Net income	1.34	1.20	1.40	1.48
Diluted earnings per common share:
Income from continuing operations	1.32	1.18	1.38	1.39
Net income	1.32	1.18	1.38	1.46

2011	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$594,642	$604,406	$644,095	$700,751
Operating income	170,726	164,265	174,418	193,102
Income from continuing operations	104,365	98,961	109,828	121,514
Net income	104,150	98,790	109,826	121,420
Basic earnings per common share:
Income from continuing operations	0.98	0.92	1.02	1.13
Net income	0.98	0.92	1.02	1.13
Diluted earnings per common share:
Income from continuing operations	0.96	0.91	1.01	1.11
Net income	0.96	0.91	1.01	1.11

        The sum of earnings per share for the four quarters may not equal the total earnings per share for the year due to changes in the average number of common shares outstanding.

        In the first quarter of fiscal 2012, net income includes an after-tax gain from the sale of assets of $3.0 million, $0.03 per share on a diluted basis.

        In the second quarter of fiscal 2012, net income includes an after-tax gain from the sale of assets of $4.9 million, $0.05 per share on a diluted basis.

        In the third quarter of fiscal 2012, net income includes an after-tax gain from the sale of assets of $1.3 million, $0.01 per share on a diluted basis.

        In the fourth quarter of fiscal 2012, net income includes an after-tax gain from the sale of assets of $3.0 million, $0.03 per share on a diluted basis.

        In the first quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of $1.7 million, $0.02 per share on a diluted basis.

        In the second quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of $2.6 million, $0.02 per share on a diluted basis.

        In the third quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of $2.2 million, $0.02 per share on a diluted basis, and an after-tax gain from the sale of investment securities of $0.6 million, $0.01 per share on a diluted basis.

        In the fourth quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of $2.4 million, $0.02 per share on a diluted basis.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

        The consolidated financial statements include the accounts of Helmerich & Payne, Inc. and its wholly-owned subsidiaries. Fiscal years of our foreign operations end on August 31 to facilitate reporting of consolidated results. There were no significant intervening events which materially affected the financial statements.

FOREIGN CURRENCIES

FOREIGN CURRENCIES

        The functional currency for all our foreign operations is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the period. Income statement accounts are translated at average rates for the year. Gains and losses from remeasurement of foreign currency financial statements and foreign currency translations into U.S. dollars are included in direct operating costs. Included in direct operating costs are aggregate foreign currency remeasurement and transaction gains of $0.3 million in fiscal 2012 and losses totalling $1.2 million and $0.5 million in fiscal 2011 and 2010, respectively.

USE OF ESTIMATES

USE OF ESTIMATES

        The preparation of our financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

        Cash equivalents consist of investments in short-term, highly liquid securities having original maturities of three months or less. The carrying values of these assets approximate their fair values. We primarily utilize a cash management system with a series of separate accounts consisting of lockbox accounts for receiving cash, concentration accounts, and several "zero-balance" disbursement accounts for funding payroll and accounts payable. As a result of our cash management system, checks issued, but not presented to the banks for payment, may create negative book cash balances. Checks outstanding in excess of related book cash balances are included in accounts payable where applicable and included as a financing activity in the Consolidated Statements of Cash Flows.

RESTRICTED CASH AND CASH EQUIVALENTS

RESTRICTED CASH AND CASH EQUIVALENTS

        We had restricted cash and cash equivalents of $31.0 million and $18.0 million at September 30, 2012 and 2011, respectively. Restricted cash consists of $26.2 million for two trusts established to collateralize self-insurance programs and $4.8 million for the purpose of potential insurance claims in our wholly-owned captive insurance company. Of the total at September 30, 2012, $2.0 million is from the initial capitalization of the captive company and management has elected to restrict an additional $2.8 million. The restricted amounts are primarily invested in short-term money market securities.

        The restricted cash and cash equivalents are reflected in the balance sheet as follows:

	September 30,
	2012	2011
	(in thousands)
Other current assets	$28,989	$16,015
Other assets	$2,000	$2,000

INVENTORIES AND SUPPLIES

INVENTORIES AND SUPPLIES

        Inventories and supplies are primarily replacement parts and supplies held for use in our drilling operations. Inventories and supplies are valued at the lower of cost (moving average or actual) or market value.

INVESTMENTS

INVESTMENTS

        We maintain investments in equity securities of certain publicly-traded companies. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold.

        We regularly review investment securities for impairment based on criteria that include the extent to which the investment's carrying value exceeds its related fair value, the duration of the market decline and the financial strength and specific prospects of the issuer of the security. Unrealized losses that are other than temporary are recognized in earnings.

PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT

        Property, plant and equipment are stated at cost less accumulated depreciation. Substantially all property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets (contract drilling equipment, 4-15 years; real estate buildings and equipment, 10-45 years; and other, 2-23 years). Depreciation in the Consolidated Statements of Income includes abandonments of $16.4 million, $4.9 million and $4.2 million for fiscal 2012, 2011 and 2010, respectively. The cost of maintenance and repairs is charged to direct operating cost, while betterments and refurbishments are capitalized. Effective September 30, 2012, we decommissioned four idle mechanical highly mobile rigs and two idle conventional rigs.

        We lease office space and equipment for use in operations. Leases are evaluated at inception or at any subsequent material modification and, depending on the lease terms, are classified as either capital leases or operating leases as appropriate under Accounting Standards Codification ("ASC") 840, Leases. We do not have significant capital leases.

CAPITALIZATION OF INTEREST

CAPITALIZATION OF INTEREST

        We capitalize interest on major projects during construction. Interest is capitalized based on the average interest rate on related debt. Capitalized interest for fiscal 2012, 2011 and 2010 was $12.9 million, $8.2 million and $6.4 million, respectively.

VALUATION OF LONG-LIVED ASSETS

VALUATION OF LONG-LIVED ASSETS

        We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Changes that could prompt such an assessment include a significant decline in revenue or cash margin per day, extended periods of low rig utilization, changes in market demand for a specific asset, obsolescence, completion of specific contracts and/or overall general market conditions. If a review of the long-lived assets indicates that the carrying value of certain of these assets is more than the estimated undiscounted future cash flows, an impairment charge is made to adjust the carrying value down to the estimated fair value of the asset. The fair value of drilling rigs is determined based upon estimated discounted future cash flows or estimated fair market value, if available. Cash flows are estimated by management considering factors such as prospective market demand, recent changes in rig technology and its effect on each rig's marketability, any cash investment required to make a rig marketable, suitability of rig size and make up to existing platforms, and competitive dynamics due to lower industry utilization. Fair value is estimated, if applicable, considering factors such as recent market sales of rigs of other companies and our own sales of rigs, appraisals and other factors.

SELF INSURANCE ACCRUALS

SELF-INSURANCE ACCRUALS

        We have accrued a liability for estimated worker's compensation and other casualty claims incurred. The liability for other benefits to former or inactive employees after employment but before retirement is not material.

DRILLING REVENUES

DRILLING REVENUES

        Contract drilling revenues are comprised of daywork drilling contracts for which the related revenues and expenses are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized on a straight-line basis over the term of the related drilling contract. Costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as both revenues and direct costs. Reimbursements for fiscal 2012, 2011 and 2010 were $329.7 million, $251.0 million and $145.7 million, respectively. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met.

RENT REVENUES

RENT REVENUES

        We enter into leases with tenants in our rental properties consisting primarily of retail and multi-tenant warehouse space. The lease terms of tenants occupying space in the retail centers and warehouse buildings generally range from one to eleven years. Minimum rents are recognized on a straight-line basis over the term of the related leases. Overage and percentage rents are based on tenants' sales volume. Recoveries from tenants for property taxes and operating expenses are recognized in other operating revenues in the Consolidated Statements of Income. Our rent revenues are as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Minimum rents	$8,757	$8,941	$8,613
Overage and percentage rents	$1,485	$1,135	$1,241

        At September 30, 2012, minimum future rental income to be received on noncancelable operating leases was as follows:

Fiscal Year	Amount
(in thousands)
2013	$7,530
2014	6,802
2015	5,579
2016	4,223
2017	3,326
Thereafter	7,306

Total	$34,766

        Leasehold improvement allowances are capitalized and amortized over the lease term.

        At September 30, 2012 and 2011, the cost and accumulated depreciation for real estate properties were as follows:

	September 30,
	2012	2011
	(in thousands)
Real estate properties	$62,177	$61,476
Accumulated depreciation	(40,882)	(39,665)

	$21,295	$21,811

INCOME TAXES

INCOME TAXES

        Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income taxes are computed using the liability method and are provided on all temporary differences between the financial basis and the tax basis of our assets and liabilities.

        We provide for uncertain tax positions when such tax positions do not meet the recognition thresholds or measurement standards prescribed in ASC 740, Income Taxes, which is more fully discussed in Note 4. Amounts for uncertain tax positions are adjusted in periods when new information becomes available or when positions are effectively settled. We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties in other expense in the Consolidated Statements of Income.

EARNINGS PER SHARE

EARNINGS PER SHARE

        Basic earnings per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

STOCK-BASED COMPENSATION

STOCK-BASED COMPENSATION

        We record compensation expense associated with stock options in accordance with ASC 718, Compensation—Stock Compensation. Compensation expense is determined using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate, volatility, dividend yield and expected remaining term of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. Stock-based compensation is recognized on a straight-line basis over the requisite service periods of the stock awards, which is generally the vesting period. Compensation expense related to stock options is recorded as a component of general and administrative expenses in the Consolidated Statements of Income.

TREASURY STOCK

TREASURY STOCK

        Treasury stock purchases are accounted for under the cost method whereby the cost of the acquired stock is recorded as treasury stock. Gains and losses on the subsequent reissuance of shares are credited or charged to additional paid-in capital using the average-cost method.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of the location of restricted cash and cash equivalents in the balance sheet

	September 30,
	2012	2011
	(in thousands)
Other current assets	$28,989	$16,015
Other assets	$2,000	$2,000

Schedule of rent revenues

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Minimum rents	$8,757	$8,941	$8,613
Overage and percentage rents	$1,485	$1,135	$1,241

Schedule of future minimum rental income to be received on noncancelable operating leases

Fiscal Year	Amount
(in thousands)
2013	$7,530
2014	6,802
2015	5,579
2016	4,223
2017	3,326
Thereafter	7,306

Total	$34,766

Schedule of cost and accumulated depreciation for real estate properties

	September 30,
	2012	2011
	(in thousands)
Real estate properties	$62,177	$61,476
Accumulated depreciation	(40,882)	(39,665)

	$21,295	$21,811

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2012
DISCONTINUED OPERATIONS
Summary of operating results from discontinued operations

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Revenue	$—	$—	$13,534
Income (loss) before income taxes	7,355	(487)	(125,944)
Income tax provision (benefit)	(81)	(5)	3,825

Income (loss) from discontinued operations	$7,436	$(482)	$(129,769)

Significant categories of assets and liabilities from discontinued operations

	September 30,
	2012	2011
	(in thousands)
Other current assets	$7,619	$7,529

Total assets	$7,619	$7,529

Total current liabilities	$5,129	$4,979
Total noncurrent liabilities	2,490	2,550

Total liabilities	$7,619	$7,529

DEBT (Tables)	12 Months Ended
Sep. 30, 2012
DEBT
Components of unsecured long-term debt outstanding

	September 30,
	2012	2011
	(in thousands)
Unsecured intermediate debt issued August 15, 2002:
Series C, due August 15, 2012, 6.46%	$—	$75,000
Series D, due August 15, 2014, 6.56%	75,000	75,000
Unsecured senior notes issued July 21, 2009:
Due July 21, 2012, 6.10%	—	40,000
Due July 21, 2013, 6.10%	40,000	40,000
Due July 21, 2014, 6.10%	40,000	40,000
Due July 21, 2015, 6.10%	40,000	40,000
Due July 21, 2016, 6.10%	40,000	40,000
Unsecured revolving credit facility due May 25, 2017	—	—

	$235,000	$350,000
Less long-term debt due within one year	40,000	115,000

Long-term debt	$195,000	$235,000

Schedule of aggregate maturities of long-term debt

Years ending September 30,
2013	$40,000
2014	115,000
2015	40,000
2016	40,000

$235,000

INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
INCOME TAXES
Schedule of components of the provision for income taxes

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Current:
Federal	$108,297	$42,377	$31,312
Foreign	13,201	14,259	13,215
State	10,542	8,112	1,937

	132,040	64,748	46,464

Deferred:
Federal	196,373	185,076	100,206
Foreign	(6,484)	(4,117)	7,846
State	7,042	6,692	(2,361)

	196,931	187,651	105,691

Total provision	$328,971	$252,399	$152,155

Schedule of domestic and foreign income before income taxes

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Domestic	$886,484	$666,073	$389,383
Foreign	16,096	20,994	48,853

	$902,580	$687,067	$438,236

Schedule of components of net deferred tax liabilities

	September 30,
	2012	2011
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$1,103,769	$898,657
Available-for-sale securities	154,463	119,464
Other	4	62

Total deferred tax liabilities	1,258,236	1,018,183

Deferred tax assets:
Pension reserves	9,482	14,260
Self-insurance reserves	7,737	8,344
Net operating loss and foreign tax credit carryforwards	59,730	54,967
Financial accruals	39,833	36,672
Other	6,533	3,224

Total deferred tax assets	123,315	117,467
Valuation allowance	56,564	54,709

Net deferred tax assets	66,751	62,758

Net deferred tax liabilities	$1,191,485	$955,425

Schedule of effective income tax rates as compared to the U.S. Federal income tax rate

	Years Ended September 30,
	2012	2011	2010
U.S. Federal income tax rate	35%	35%	35%
Effect of foreign taxes	1	1	1
State income taxes	0	1	(1)

Effective income tax rate	36%	37%	35%

Schedule of reconciliation of the change in the entity's gross unrecognized tax benefits

	September 30,
	2012	2011
	(in thousands)
Unrecognized tax benefits at October 1,	$6,878	$5,549
Gross decreases—tax positions in prior periods	(4)	(249)
Gross increases—tax positions in prior periods	2,632	2,561
Gross increases—current period effect of tax positions	(242)	434
Expiration of statute of limitations for assessments	(826)	(1,417)

Unrecognized tax benefits at September 30,	$8,438	$6,878

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2012
STOCK-BASED COMPENSATION
Summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense

	September 30,
	2012	2011	2010
	(in thousands)
Compensation expense
Stock options	$9,791	$7,224	$11,475
Restricted stock	8,287	4,877	4,380

	$18,078	$12,101	$15,855

Summary of weighted-average assumptions utilized in determining the fair value of options granted

	2012	2011	2010
Risk-free interest rate	1.0%	1.9%	2.3%
Expected stock volatility	53.3%	51.6%	49.9%
Dividend yield	0.4%	0.5%	0.5%
Expected term (in years)	5.5	5.5	5.8

Summary of stock option activity

	2012		2011		2010
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at October 1,	4,589	$25.84	5,572	$22.82	5,401	$20.55
Granted	456	59.68	324	47.94	570	38.02
Exercised	(314)	17.24	(1,289)	18.24	(397)	13.63
Forfeited/Expired	(41)	42.21	(18)	34.06	(2)	38.02

Outstanding on September 30,	4,690	$29.56	4,589	$25.84	5,572	$22.82

Exercisable on September 30,	3,575	$24.66	3,287	$22.35	3,888	$19.68

Shares available to grant	5,082		6,000		761

Summary of information about outstanding and exercisable stock options

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Options	Weighted-Average Remaining Life	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
$11.3318 to $16.01	1,269	1.3	$14.18	1,269	$14.18
$21.05 to $30.2375	1,571	4.9	$25.00	1,371	$25.57
$35.105 to $59.76	1,850	7.6	$43.98	935	$37.55

$11.3318 to $59.76	4,690	4.8	$29.56	3,575	$24.66

Summary of restricted stock awards and changes in restricted stock outstanding

	2012		2011		2010
	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share
Outstanding at October 1,	323	$42.38	289	$35.23	177	$30.06
Granted	244	59.76	169	47.94	182	38.02
Vested (1)	(119)	40.21	(134)	33.92	(70)	29.36
Forfeited/Expired	(18)	49.75	(1)	47.94	—	—

Outstanding on September 30,	430	$52.52	323	$42.38	289	$35.23
(1)
The number of restricted stock awards vested includes shares that we withheld on behalf of our employees to satisfy the statutory tax withholding requirements.

EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2012
EARNINGS PER SHARE
Computation of basic and diluted earnings per share

	September 30,
	2012	2011	2010
	(in thousands)
Numerator:
Income from continuing operations	$573,609	$434,668	$286,081
Income (loss) from discontinued operations	7,436	(482)	(129,769)

Net income	581,045	434,186	156,312
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(2,246)	(1,295)	(404)

Numerator for basic earnings per share:
From continuing operations	571,363	433,373	285,677
From discontinued operations	7,436	(482)	(129,769)

	578,799	432,891	155,908
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	31	22	6
Numerator for diluted earnings per share:
From continuing operations	571,394	433,395	285,683
From discontinued operations	7,436	(482)	(129,769)

	$578,830	$432,913	$155,914

Denominator:
Denominator for basic earnings per share—weighted-average shares	106,819	106,643	105,711
Effect of dilutive shares from stock options and restricted stock	1,558	1,989	1,693

Denominator for diluted earnings per share—adjusted weighted-average shares	108,377	108,632	107,404

Basic earnings per common shares:
Income from continuing operations	$5.35	$4.06	$2.70
Income (loss) from discontinued operations	0.07	—	(1.23)

Net income	$5.42	$4.06	$1.47

Diluted earnings per common shares:
Income from continuing operations	$5.27	$3.99	$2.66
Income (loss) from discontinued operations	0.07	—	(1.21)

Net income	$5.34	$3.99	$1.45

Shares attributable to outstanding equity awards excluded from the calculation of diluted earnings per share

	2012	2011	2010
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	446	310	554
Weighted-average price per share	$59.68	$47.94	$38.02

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
Summary of available-for-sale securities

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Equity Securities:
September 30, 2012	$129,183	$304,396	$—	$433,579
September 30, 2011	$129,183	$203,486	$—	$332,669

Summary of assets measured at fair value on a recurring basis

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$96,095	$96,095	$—	$—
Investments	433,579	433,579	—	—
Other current assets	36,608	36,358	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$568,282	$568,032	$250	$—

Summary of supplemental fair value information about long-term fixed-rate debt

	September 30,
	2012	2011
	(in thousands)
Carrying value of long-term fixed-rate debt	$235.0	$350.0
Fair value of long-term fixed-rate debt	$252.7	$376.9

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Sep. 30, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive income (loss), net of related income taxes

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Unrealized appreciation (depreciation) on securities, net of tax of $37,185, $11,047 and $(13,730)	$63,725	$18,414	$(22,885)
Amortization of net periodic benefit costs—net of actuarial gain (loss), net of tax of $2,436, $(2,167) and $(3,276)	4,174	(3,613)	(5,459)

	$67,899	$14,801	$(28,344)

Components of accumulated other comprehensive income (loss), net of related income taxes

	September 30,
	2012	2011
	(in thousands)
Unrealized appreciation on securities	$189,851	$126,126
Unrecognized actuarial loss and prior service cost	(23,044)	(27,218)

	$166,807	$98,908

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Sep. 30, 2012
EMPLOYEE BENEFIT PLANS
Schedule of reconciliation of the changes in the pension benefit obligations, fair value of Pension Plan assets and statement of the funded status

	2012	2011
	(in thousands)
Accumulated Benefit Obligation	$112,062	$104,911
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$104,911	$102,097
Interest cost	4,498	4,519
Actuarial gain	5,990	2,411
Benefits paid	(3,337)	(4,116)

Projected benefit obligation at end of year	$112,062	$104,911

Change in plan assets
Fair value of plan assets at beginning of year	$67,284	$61,388
Actual return on plan assets	14,495	(1,323)
Employer contribution	8,276	11,335
Benefits paid	(3,337)	(4,116)

Fair value of plan assets at end of year	$86,718	$67,284

Funded status of the plan at end of year	$(25,344)	$(37,627)

        The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):

Accrued liabilities	$(95)	$(68)
Noncurrent liabilities-other	(25,249)	(37,559)

Net amount recognized	$(25,344)	$(37,627)

        The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2012 and 2011, and not yet reflected in net periodic benefit cost, are as follows (in thousands):

Net actuarial loss	$(37,172)	$(43,781)
Prior service cost	(1)	(2)

Total	$(37,173)	$(43,783)

Schedule of weighted average assumptions used for the pension calculations

	Years Ended September 30,
	2012	2011	2010
Discount rate for net periodic benefit costs	4.33%	4.48%	5.42%
Discount rate for year-end obligations	4.06%	4.33%	4.48%
Expected return on plan assets	7.16%	8.00%	8.00%

Schedule of components of net periodic pension expense (benefit)

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Interest cost	$4,498	$4,519	$4,825
Expected return on plan assets	(5,463)	(5,050)	(4,552)
Amortization of prior service cost	2	—	—
Recognized net actuarial loss	3,567	2,976	2,295
Settlement/curtailment	—	28	—

Net pension expense (benefit)	$2,604	$2,473	$2,568

Schedule of expected benefits to be paid from pension plan

Years Ended September 30,
2013	2014	2015	2016	2017	2018 - 2022	Total
$6,477	$5,555	$5,997	$6,593	$6,350	$36,900	$67,872

Schedule of target allocation and the asset allocation for the Pension Plan

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2013	2012	2011
U.S. equities	56%	55%	56%
International equities	14	12	13
Fixed income	25	25	30
Real estate and other	5	8	1

Total	100%	100%	100%

Schedule of fair value of plan assets, summarized by level within fair value hierarchy

	Fair Value as of September 30, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$7,233	$7,233	$—	$—
Mutual funds:
Domestic stock funds	36,209	36,209	—	—
Bond funds	21,458	21,458	—	—
International stock funds	10,069	10,069	—	—

Total mutual funds	67,736	67,736	—	—
Domestic common stock	10,543	10,543	—	—
Foreign equity stock	907	907	—	—
Oil and gas properties	299	—	—	299

Total	$86,718	$86,419	$—	$299

	Fair Value as of September 30, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$691	$691	$—	$—
Mutual funds:
Domestic stock funds	28,288	28,288	—	—
Bond funds	20,127	20,127	—	—
International stock funds	8,848	8,848	—	—

Total mutual funds	57,263	57,263	—	—
Domestic common stock	8,252	8,252	—	—
Foreign equity stock	803	803	—	—
Oil and gas properties	275	—	—	275

Total	$67,284	$67,009	$—	$275

Summary of changes in fair value of plan's Level 3 assets

	Oil and Gas Properties
	Years Ended September 30,
	2012	2011
	(in thousands)
Balance, beginning of year	$275	$275
Unrealized gains relating to property still held at the reporting date	24	—

Balance, end of year	$299	$275

SUPPLEMENTAL BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Sep. 30, 2012
SUPPLEMENTAL BALANCE SHEET INFORMATION
Schedule of supplemental balance sheet information, reflecting activity in the entity's reserve for bad debt

	September 30,
	2012	2011	2010
	(in thousands)
Reserve for bad debt:
Balance at October 1,	$776	$830	$659
Provision for (recovery of) bad debt	205	106	206
Write-off of bad debt	(39)	(160)	(35)

Balance at September 30,	$942	$776	$830

Schedule of supplemental balance sheet information, accounts receivable, prepaid expenses, accrued liabilities and long-term liabilities

	September 30,
	2012	2011
Prepaid expenses and other:
Restricted cash	$28,989	$16,015
Prepaid insurance	15,522	10,117
Deferred mobilization	19,809	8,512
Prepaid value added tax	1,470	3,884
Other	8,903	11,208

Total prepaid expenses and other	$74,693	$49,736

Accrued liabilities:
Accrued operating costs	$37,645	$50,415
Payroll and employee benefits	52,187	43,077
Taxes payable, other than income tax	35,842	37,789
Accrued income taxes	1,325	17,075
Deferred mobilization	13,351	11,281
Self-insurance liabilities	5,611	5,452
Deferred income	11,280	4,073
Other	19,374	23,736

Total accrued liabilities	$176,615	$192,898

Noncurrent liabilities—Other:
Pension and other non-qualified retirement plans	$40,142	$50,225
Self-insurance liabilities	12,385	13,780
Deferred mobilization	19,364	12,033
Deferred income	6,766	10,569
Uncertain tax positions including interest and penalties	12,184	9,829
Other	7,552	7,849

Total noncurrent liabilities—other	$98,393	$104,285

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Sep. 30, 2012
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplement cash flow information

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$10,711	$16,107	$16,721
Income taxes paid	$144,959	$19,621	$104,028

Schedule of reconciliation of total capital expenditures incurred to total capital expenditures in the consolidated statements of cash flows

	September 30,
	2012	2011	2010
	(in thousands)
Capital expenditures incurred	$1,082,678	$730,347	$345,264
Additions incurred prior year but paid for in current year	61,591	25,508	9,816
Additions incurred but not paid for as of the end of the year	(46,589)	(61,591)	(25,508)

Capital expenditures per Consolidated Statements of Cash Flows	$1,097,680	$694,264	$329,572

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum rental payments required under operating leases

Fiscal Year	Amount
(in thousands)
2013	$5,728
2014	3,942
2015	3,027
2016	2,412
2017	2,380
Thereafter	16,941

Total	$34,430

SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2012
SEGMENT INFORMATION
Summarized financial information of reportable segments

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets	Additions to Long-Lived Assets
2012
Contract Drilling
U.S. Land	$2,678,475	$—	$2,678,475	$906,968	$332,723	$4,422,297	$991,966
Offshore	189,086	—	189,086	41,775	13,455	160,135	8,547
International Land	270,027	—	270,027	20,366	30,701	467,538	52,864

	3,137,588	—	3,137,588	969,109	376,879	5,049,970	1,053,377
Other	14,214	841	15,055	(8,824)	10,670	663,496	29,301

	3,151,802	841	3,152,643	960,285	387,549	5,713,466	1,082,678
Eliminations	—	(841)	(841)	—	—	—	—

Total	$3,151,802	$—	$3,151,802	$960,285	$387,549	$5,713,466	$1,082,678

2011
Contract Drilling
U.S. Land	$2,100,508	$—	$2,100,508	$691,615	$264,127	$3,719,387	$694,249
Offshore	201,417	—	201,417	45,291	14,684	151,656	7,092
International Land	226,849	—	226,849	19,711	28,018	333,142	20,638

	2,528,774	—	2,528,774	756,617	306,829	4,204,185	721,979
Other	15,120	829	15,949	(7,682)	8,639	792,177	8,368

	2,543,894	829	2,544,723	748,935	315,468	4,996,362	730,347
Eliminations	—	(829)	(829)	—	—	—	—

Total	$2,543,894	$—	$2,543,894	$748,935	$315,468	$4,996,362	$730,347

2010
Contract Drilling
U.S. Land	$1,412,495	$—	$1,412,495	$404,278	$211,652	$3,257,382	$305,206
Offshore	202,734	—	202,734	53,069	12,519	132,342	9,982
International Land	247,179	—	247,179	48,271	29,938	411,339	23,865

	1,862,408	—	1,862,408	505,618	254,109	3,801,063	339,053
Other	12,754	814	13,568	(6,765)	8,549	454,037	6,211

	1,875,162	814	1,875,976	498,853	262,658	4,255,100	345,264
Eliminations	—	(814)	(814)	—	—	—	—

Total	$1,875,162	$—	$1,875,162	$498,853	$262,658	$4,255,100	$345,264

Reconciliation of segment operating income to income from continuing operations before income taxes

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Segment operating income	$960,285	$748,935	$498,853
Income from asset sales	19,223	13,903	4,992
Corporate general and administrative costs and corporate depreciation	(69,909)	(60,327)	(52,049)

Operating income	909,599	702,511	451,796
Other income (expense)
Interest and dividend income	1,380	1,951	1,811
Interest expense	(8,653)	(17,355)	(17,158)
Gain on sale of investment securities	—	913	—
Other	254	(953)	1,787

Total unallocated amounts	(7,019)	(15,444)	(13,560)

Income from continuing operations before income taxes	$902,580	$687,067	$438,236

Revenues from external customers by country based on the location of service provided

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Revenues
United States	$2,864,570	$2,276,118	$1,572,139
Colombia	82,247	74,504	57,533
Argentina	54,317	44,205	55,855
Ecuador	56,448	42,598	52,115
Other Foreign	94,220	106,469	137,520

Total	$3,151,802	$2,543,894	$1,875,162

Long-Lived Assets
United States	$4,039,770	$3,423,185	$2,973,712
Argentina	81,886	78,221	91,322
Colombia	84,389	67,369	59,798
Ecuador	38,265	28,439	27,772
Other Foreign	107,261	79,856	122,416

Total	$4,351,571	$3,677,070	$3,275,020

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Selected quarterly financial data (unaudited)

	(in thousands, except per share amounts)
2012	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$732,588	$769,982	$819,785	$829,447
Operating income	230,539	207,025	232,655	239,380
Income from continuing operations	144,297	129,763	149,943	149,606
Net income	144,286	129,719	149,925	157,115
Basic earnings per common share:
Income from continuing operations	1.34	1.20	1.40	1.41
Net income	1.34	1.20	1.40	1.48
Diluted earnings per common share:
Income from continuing operations	1.32	1.18	1.38	1.39
Net income	1.32	1.18	1.38	1.46

2011	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$594,642	$604,406	$644,095	$700,751
Operating income	170,726	164,265	174,418	193,102
Income from continuing operations	104,365	98,961	109,828	121,514
Net income	104,150	98,790	109,826	121,420
Basic earnings per common share:
Income from continuing operations	0.98	0.92	1.02	1.13
Net income	0.98	0.92	1.02	1.13
Diluted earnings per common share:
Income from continuing operations	0.96	0.91	1.01	1.11
Net income	0.96	0.91	1.01	1.11

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
FOREIGN CURRENCIES
Foreign currency remeasurement and transaction gains (losses)	$ 300,000	$ (1,200,000)	$ (500,000)
CASH AND CASH EQUIVALENTS
Maximum original maturity period of investments classified as cash equivalents	3 months
RESTRICTED CASH AND CASH EQUIVALENTS
Restricted cash and cash equivalents	31,000,000	18,000,000
Restricted cash for collateral trusts	26,200,000
Number of collateral trusts	2
Restricted cash for potential insurance claims of captive insurance company	4,800,000
Restricted cash and cash equivalents from initial capitalization of captive company	2,000,000
Additional cash and cash equivalents restricted at the election of management for potential insurance claims	2,800,000
Other current assets	28,989,000	16,015,000
Other assets	2,000,000	2,000,000
PROPERTY, PLANT AND EQUIPMENT
Depreciation associated with abandonments	16,400,000	4,900,000	4,200,000
Number of idle mechanical highly mobile rigs decommissioned	4
Number of idle conventional rigs decommissioned	2
RENT REVENUES
Minimum rents	8,757,000	8,941,000	8,613,000
Overage and percentage rents	1,485,000	1,135,000	1,241,000
Fiscal Year
2013	7,530,000
2014	6,802,000
2015	5,579,000
2016	4,223,000
2017	3,326,000
Thereafter	7,306,000
Total	34,766,000
CAPITALIZATION OF INTEREST
Capitalized interest	12,900,000	8,200,000	6,400,000
DRILLING REVENUES
Reimbursements received	329,700,000	251,000,000	145,700,000
Cost and accumulated depreciation for real estate properties
Real estate properties	62,177,000	61,476,000
Accumulated depreciation	(40,882,000)	(39,665,000)
Real estate properties, Net	$ 21,295,000	$ 21,811,000
Minimum
RENT REVENUES
Lease term	1 year
Maximum
RENT REVENUES
Lease term	11 years
Contract drilling equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	4 years
Contract drilling equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	15 years
Real estate buildings and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	10 years
Real estate buildings and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	45 years
Other | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	2 years
Other | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	23 years

DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012 item	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating results from discontinued operations
Income (loss) before income taxes		$ 7,355	$ (487)	$ (125,944)
Income tax provision (benefit)		(81)	(5)	3,825
Income (loss) from discontinued operations		7,436	(482)	(129,769)
Assets and liabilities from discontinued operations
Other current assets		7,619	7,529
Current liabilities		5,129	4,979
Noncurrent liabilities		2,490	2,550
Venezuelan subsidiary
Discontinued Operations, Additional Disclosures
Number of rigs owned subject to forceful acquisition	11
Operating results from discontinued operations
Revenue				13,534
Income (loss) before income taxes		7,355	(487)	(125,944)
Income tax provision (benefit)		(81)	(5)	3,825
Income (loss) from discontinued operations		7,436	(482)	(129,769)
Assets and liabilities from discontinued operations
Other current assets		7,619	7,529
Total assets		7,619	7,529
Current liabilities		5,129	4,979
Noncurrent liabilities		2,490	2,550
Total liabilities		$ 7,619	$ 7,529

DEBT (Details) (USD $)	3 Months Ended			12 Months Ended				12 Months Ended														12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011 item	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Subsequent Event	Sep. 30, 2011 Series C, due August 15, 2012, 6.46%	Sep. 30, 2012 Series D, due August 15, 2014, 6.56%	Sep. 30, 2011 Series D, due August 15, 2014, 6.56%	Sep. 30, 2012 Series D, due August 15, 2014, 6.56% Maximum	Sep. 30, 2012 Unsecured senior notes issued July 21, 2009	Sep. 30, 2012 Unsecured senior notes issued July 21, 2009 Maximum	Sep. 30, 2012 Unsecured senior notes issued July 21, 2009 Minimum	Sep. 30, 2012 Due July 21, 2012, 6.10%	Sep. 30, 2011 Due July 21, 2012, 6.10%	Sep. 30, 2012 Due July 21, 2013, 6.10%	Sep. 30, 2011 Due July 21, 2013, 6.10%	Sep. 30, 2012 Due July 21, 2014, 6.10%	Sep. 30, 2011 Due July 21, 2014, 6.10%	Sep. 30, 2012 Due July 21, 2015, 6.10%	Sep. 30, 2011 Due July 21, 2015, 6.10%	Sep. 30, 2012 Due July 21, 2016, 6.10%	Sep. 30, 2011 Due July 21, 2016, 6.10%	Sep. 30, 2012 Unsecured revolving credit facility mature May 25, 2017	May 25, 2012 Unsecured revolving credit facility mature May 25, 2017	Sep. 30, 2012 Unsecured revolving credit facility mature May 25, 2017 Subsequent Event	Sep. 30, 2012 Unsecured revolving credit facility mature May 25, 2017 Maximum	Sep. 30, 2012 Unsecured revolving credit facility mature May 25, 2017 Minimum	Sep. 30, 2012 Letter of credit, Line of credit guarantee item	Sep. 30, 2012 Letter of credit, Replace collateral trusts Subsequent Event item	Sep. 30, 2012 Letter of credit, Issued separate from unsecured credit facility item	Sep. 30, 2012 Letter of credit, Customs and transportation guarantee item	Sep. 30, 2012 Letter of credit, Payment guarantee	Sep. 30, 2012 Letter of credit, Performance guarantee Subsequent Event item	Dec. 31, 2011 Unsecured senior credit facility due December 18, 2011
Debt
Debt outstanding		$ 235,000,000	$ 350,000,000		$ 75,000,000	$ 75,000,000	$ 75,000,000		$ 160,000,000				$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000
Long-term debt due within one year		40,000,000	115,000,000
Long-term debt		195,000,000	235,000,000
Long-term debt stated interest rate percentage					6.46%	6.56%			6.10%			6.10%		6.10%		6.10%		6.10%		6.10%
Ratio of debt to total capitalization (as a percent)								55.00%
Annual principal repayments									40,000,000
Funded leverage ratio (as a percent)										55.00%															50.00%
Interest coverage ratio											2.5															3
Borrowing amount																						300,000,000	300,000,000
Maximum borrowing capacity allowed to expire at maturity																																	400,000,000
Base rate for the variable rate																						LIBOR
LIBOR spread on borrowings (as a percent)																						1.13%			1.75%	1.13%
Commitment fee (as a percent)																						0.15%			0.35%	0.15%
Number of funded collateral trusts	2
Number of letters of credit terminated	2
Funded collateral trusts	26,100,000
Proceeds from termination of collateral trusts				26,100,000
Number of letters of credit outstanding																											1	2	2	1		2
Letters of credit outstanding																											3,500,000	27,200,000		100,000	200,000	12,000,000
Available borrowing capacity																						$ 296,500,000		$ 269,300,000
Number of locations																														2
Number of performance guarantees																																2

DEBT (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Aggregate maturities of long-term debt
2013	$ 40,000
2014	115,000
2015	40,000
2016	40,000
Total long-term debt	$ 235,000	$ 350,000

INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current:
Federal	$ 108,297,000	$ 42,377,000	$ 31,312,000
Foreign	13,201,000	14,259,000	13,215,000
State	10,542,000	8,112,000	1,937,000
Total current	132,040,000	64,748,000	46,464,000
Deferred:
Federal	196,373,000	185,076,000	100,206,000
Foreign	(6,484,000)	(4,117,000)	7,846,000
State	7,042,000	6,692,000	(2,361,000)
Total deferred	196,931,000	187,651,000	105,691,000
Total provision	328,971,000	252,399,000	152,155,000
Domestic and foreign income before income taxes and equity in income of affiliate
Domestic	886,484,000	666,073,000	389,383,000
Foreign	16,096,000	20,994,000	48,853,000
Income from continuing operations before income taxes	902,580,000	687,067,000	438,236,000
Deferred tax liabilities:
Property, plant and equipment	1,103,769,000	898,657,000
Available-for-sale securities	154,463,000	119,464,000
Other	4,000	62,000
Total deferred tax liabilities	1,258,236,000	1,018,183,000
Deferred tax assets:
Pension reserves	9,482,000	14,260,000
Self-insurance reserves	7,737,000	8,344,000
Net operating loss and foreign tax credit carryforwards	59,730,000	54,967,000
Financial accruals	39,833,000	36,672,000
Other	6,533,000	3,224,000
Total deferred tax assets	123,315,000	117,467,000
Valuation allowance	56,564,000	54,709,000
Net deferred tax assets	66,751,000	62,758,000
Net deferred tax liabilities	1,191,485,000	955,425,000
Effective income tax rates as compared to the U.S. Federal income tax rate
U.S. Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Effect of foreign taxes (as a percent)	1.00%	1.00%	1.00%
State income taxes (as a percent)	0.00%	1.00%	(1.00%)
Effective income tax rate (as a percent)	36.00%	37.00%	35.00%
Accrued interest and penalties related to unrecognized tax benefits	6,100,000	5,400,000
Reconciliation of the change in gross unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	6,878,000	5,549,000
Gross decreases - tax positions in prior periods	(4,000)	(249,000)
Gross increases - tax positions in prior periods	2,632,000	2,561,000
Gross increases - current period effect of tax positions	(242,000)	434,000
Expiration of statute of limitations for assessments	(826,000)	(1,417,000)
Unrecognized tax benefits at the end of the period	8,438,000	6,878,000	5,549,000
Liability for unrecognized tax benefits which would affect the effective tax rate if recognized	8,438,000	6,878,000
Operating Loss Carryforwards
Amount of foreign tax credit carryforwards for income tax purposes	49,900,000
Deferred tax asset prior to consideration of valuation allowance	46,000,000
Reasonably possible increase in the reserve for uncertain tax positions, low range	7,000,000
Reasonably possible increase in the reserve for uncertain tax positions, high range	9,500,000
State and Local jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes	21,400,000
Net operating loss carryforward, valuation allowance	1,600,000
Foreign jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes	34,700,000
Net operating loss carryforward, valuation allowance	11,400,000
Foreign tax carryforwards which more likely than not will not be utilized	$ 43,500,000

SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012 USDPerRight multiple Unit item
Outstanding preferred stock purchase rights (in shares)	105,697,693
Stock split ratio	2
Number of rights per common stock share	0.5
Number of units that each Right holder is entitled to purchase	1
Number of shares callable by rights	0.001
Purchase price of preferred stock	$ 250
Number of business days following the acquisition of fifteen percent or more of common stock that rights are exercisable and transferable	10 days
Number of business days following a tender or exchange offer resulting in the acquisition of fifteen percent or more of common stock that rights are exercisable and transferable	10 days
Number of multiples of the exercise price that the Right holder has right to receive in value of acquiring company's common stock	2
Redemption price per right (in dollars per right)	0.01
Repurchase of common stock (in shares)	1,747,819
Aggregate cost of treasury shares purchase	$ 77,610
Minimum
Percentage of common stock to be acquired for rights to be exercisable and transferable	15.00%
Percentage of common stock to be acquired in a tender or exchange offer for rights to be exercisable and transferable	15.00%
Percentage of assets or earning power sold or transferred allowing Right holder the right to receive common stock of acquiring company	50.00%
Maximum
Number of common shares authorized to be repurchased	4,000,000

STOCK-BASED COMPENSATION (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Common-stock based award plan
Number of prior equity plans		1
Participant's age for retirement eligibility	55 years
Minimum continuous service period as a full-time employee for retirement eligibility	15 years
Additional compensation cost (in dollars)				$ 4,900,000
Compensation expense (in dollars)		18,078,000	12,101,000	15,855,000
Excess tax benefit from stock-based compensation (in dollars)		3,303,000	12,511,000	3,344,000
Stock options
Common-stock based award plan
The period from the grant date after which options expire		10 years
Compensation expense (in dollars)		9,791,000	7,224,000	11,475,000
Option vesting rights (as a percent)		25.00%
Weighted-average assumptions utilized in determining the fair value of options
Risk-free interest rate (as a percent)		1.00%	1.90%	2.30%
Expected stock volatility (as a percent)		53.30%	51.60%	49.90%
Dividend yield (as a percent)		0.40%	0.50%	0.50%
Expected term		5 years 6 months	5 years 6 months	5 years 9 months 18 days
Weighted-average fair value of options granted (in dollars per share)		$ 27.7	$ 22.2	$ 17.64
Options
Options outstanding at the beginning of the period (in shares)		4,589,000	5,572,000	5,401,000
Granted (in shares)		455,900	324,000	570,000
Exercised (in shares)		(314,000)	(1,289,000)	(397,000)
Forfeited/Expired (in shares)		(41,000)	(18,000)	(2,000)
Option outstanding at the end of the period (in shares)		4,690,000	4,589,000	5,572,000
Exercisable at the end of the period (in shares)		3,575,000	3,287,000	3,888,000
Shares available to grant		5,082,000	6,000,000	761,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 25.84	$ 22.82	$ 20.55
Granted (in dollars per share)		$ 59.68	$ 47.94	$ 38.02
Exercised (in dollars per share)		$ 17.24	$ 18.24	$ 13.63
Forfeited/Expired (in dollars per share)		$ 42.21	$ 34.06	$ 38.02
Outstanding at the end of the period (in dollars per share)		$ 29.56	$ 25.84	$ 22.82
Exercisable at the end of the period (in dollars per share)		$ 24.66	$ 22.35	$ 19.68
Stock options | Minimum
Common-stock based award plan
Vesting period		1 year
Stock options | Maximum
Common-stock based award plan
Vesting period		4 years
Restricted stock
Common-stock based award plan
Number of shares granted		243,600
Compensation expense (in dollars)		$ 8,287,000	$ 4,877,000	$ 4,380,000
Restricted stock | Minimum
Common-stock based award plan
Vesting period		3 years
Restricted stock | Maximum
Common-stock based award plan
Vesting period		6 years

STOCK-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Range of Exercise Prices from $11.3318 to $16.01
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 11.3318
Exercise price, high end of range (in dollars per share)	$ 16.01
Outstanding Stock Options, Options at the end of the period (in shares)	1,269
Outstanding Stock Options, Weighted-Average Remaining Life	1 year 3 months 18 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 14.18
Exercisable Stock Options, Options at the end of the period (in shares)	1,269
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 14.18
Range of Exercise Prices from $21.05 to $30.2375
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 21.05
Exercise price, high end of range (in dollars per share)	$ 30.2375
Outstanding Stock Options, Options at the end of the period (in shares)	1,571
Outstanding Stock Options, Weighted-Average Remaining Life	4 years 10 months 24 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 25
Exercisable Stock Options, Options at the end of the period (in shares)	1,371
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 25.57
Range of Exercise Prices from $35.105 to $59.76
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 35.105
Exercise price, high end of range (in dollars per share)	$ 59.76
Outstanding Stock Options, Options at the end of the period (in shares)	1,850
Outstanding Stock Options, Weighted-Average Remaining Life	7 years 7 months 6 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 43.98
Exercisable Stock Options, Options at the end of the period (in shares)	935
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 37.55
Range of Exercise Prices from $11.3318 to $59.76
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 11.3318
Exercise price, high end of range (in dollars per share)	$ 59.76
Outstanding Stock Options, Options at the end of the period (in shares)	4,690
Outstanding Stock Options, Weighted-Average Remaining Life	4 years 9 months 18 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 29.56
Exercisable Stock Options, Options at the end of the period (in shares)	3,575
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 24.66

STOCK-BASED COMPENSATION (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock options
Stock based awards
Weighted-average remaining life of exercisable stock options	3 years 9 months 18 days
Exercisable stock options, aggregate intrinsic value (in dollars)	$ 82.3
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 24.66
Number of options vested or expected to vest (in shares)	4,648,528
Options vested or expected to vest, aggregate intrinsic value (in dollars)	89.4
Options vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 28.38
Unrecognized compensation cost (in dollars)	12.1
Period over which unrecognized compensation cost is expected to be recognized	2 years 7 months 6 days
Total intrinsic value of options exercised (in dollars)	12	50.5	11.3
Grant date fair value of shares vested (in dollars)	8.1	7.9	7
Restricted stock
Stock based awards
Unrecognized compensation cost (in dollars)	$ 13.3
Period over which unrecognized compensation cost is expected to be recognized	2 years 7 months 6 days
Restricted stock awards activity, shares
Unvested at the beginning of the period (in shares)	323,000	289,000	177,000
Granted (in shares)	243,600	169,000	182,000
Vested (in shares)	(119,000)	(134,000)	(70,000)
Forfeited (in shares)	(18,000)	(1,000)
Unvested at the end of the period (in shares)	430,000	323,000	289,000
Restricted stock awards activity, weighted average grant date fair value
Unvested at the beginning of the period (in dollars per share)	$ 42.38	$ 35.23	$ 30.06
Granted (in dollars per share)	$ 59.76	$ 47.94	$ 38.02
Vested (in dollars per share)	$ 40.21	$ 33.92	$ 29.36
Forfeited (in dollars per share)	$ 49.75	$ 47.94
Unvested at the end of the period (in dollars per share)	$ 52.52	$ 42.38	$ 35.23

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numerator:
Income from continuing operations	$ 149,606	$ 149,943	$ 129,763	$ 144,297	$ 121,514	$ 109,828	$ 98,961	$ 104,365	$ 573,609	$ 434,668	$ 286,081
Income (loss) from discontinued operations									7,436	(482)	(129,769)
NET INCOME	157,115	149,925	129,719	144,286	121,420	109,826	98,790	104,150	581,045	434,186	156,312
Adjustment for basic earnings per share:
Earnings allocated to unvested shareholders									(2,246)	(1,295)	(404)
Numerator for basic earnings per share:
From continuing operations									571,363	433,373	285,677
From discontinued operations									7,436	(482)	(129,769)
Net income (loss) attributable to parent, basic									578,799	432,891	155,908
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders									31	22	6
Numerator for diluted earnings per share:
From continuing operations									571,394	433,395	285,683
From discontinued operations									7,436	(482)	(129,769)
Net income (loss) attributable to parent, diluted									$ 578,830	$ 432,913	$ 155,914
Denominator:
Denominator for basic earnings per share - weighted-average shares									106,819	106,643	105,711
Effect of dilutive shares from stock options and restricted stock									1,558	1,989	1,693
Denominator for diluted earnings per share - adjusted weighted-average shares									108,377	108,632	107,404
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.41	$ 1.4	$ 1.2	$ 1.34	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 5.35	$ 4.06	$ 2.7
Income (loss) from discontinued operations (in dollars per share)									$ 0.07		$ (1.23)
Net income (in dollars per share)	$ 1.48	$ 1.4	$ 1.2	$ 1.34	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 5.42	$ 4.06	$ 1.47
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.39	$ 1.38	$ 1.18	$ 1.32	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 5.27	$ 3.99	$ 2.66
Income (loss) from discontinued operations (in dollars per share)									$ 0.07		$ (1.21)
Net income (in dollars per share)	$ 1.46	$ 1.38	$ 1.18	$ 1.32	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 5.34	$ 3.99	$ 1.45
Outstanding equity awards
Shares excluded from calculation of diluted earnings per share									446	310	554
Weighted-average price per share (in dollars per share)									$ 59.68	$ 47.94	$ 38.02

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2012 Subsequent Event	Sep. 30, 2012 Subsequent Event item	Sep. 30, 2012 Equity securities	Sep. 30, 2011 Equity securities
Available-for-sale securities
Cost					$ 129,183,000	$ 129,183,000
Gross unrealized gains					304,396,000	203,486,000
Estimated fair value					433,579,000	332,669,000
Number of limited partnerships that entity sold shares of the partnership				3
Proceeds from sale of partnership interest			18,100,000
Limited Liability Partnerships
Investment in limited partnerships, at carried cost	9,400,000	9,400,000
Investment in limited partnerships, at fair value	15,800,000	18,000,000
Investment in limited partnerships sold, carried cost	3,000,000
Investment in limited partnerships sold, fair value	3,900,000
Realized gain on sale of investment securities	900,000
Non-qualified Supplemental Savings Plan
Assets held in Non-qualified Supplement Savings Plan, at Fair Value	$ 5,900,000	$ 8,200,000

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 2) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Significant other observable inputs (Level 2)
Supplemental fair value information about fixed-rate debt
Carrying value of long-term fixed-rate debt	$ 235,000	$ 350,000
Fair value of long-term fixed-rate debt	252,700	376,900
Recurring basis | Total measure at Fair Value
Assets
Cash and cash equivalents	96,095,000
Investments	433,579,000
Other current assets	36,608,000
Other assets	2,000,000
Total assets measured at fair value	568,282,000
Recurring basis | Quoted prices in active markets for identical assets (Level 1)
Assets
Cash and cash equivalents	96,095,000
Investments	433,579,000
Other current assets	36,358,000
Other assets	2,000,000
Total assets measured at fair value	568,032,000
Recurring basis | Significant other observable inputs (Level 2)
Assets
Other current assets	250,000
Total assets measured at fair value	$ 250,000

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other comprehensive income (loss):
Unrealized appreciation (depreciation) on securities, net of tax of $37,185, $11,047 and $(13,730)	$ 63,725	$ 18,414	$ (22,885)
Unrealized appreciation (depreciation) on securities, tax expense (benefit)	37,185	11,047	(13,730)
Amortization of net periodic benefit costs - net of actuarial gain (loss), net of tax of $2,436, $(2,167) and $(3,276)	4,174	(3,613)	(5,459)
Amortization of net periodic benefit costs net of actuarial gain, tax expense (benefit)	2,436	(2,167)	(3,276)
Total other comprehensive income (loss)	67,899	14,801	(28,344)
Accumulated other comprehensive income, net of related income taxes
Unrealized appreciation on securities	189,851	126,126
Unrecognized actuarial loss and prior service cost	(23,044)	(27,218)
Accumulated other comprehensive income	$ 166,807	$ 98,908

EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2013 Estimated contributions	Sep. 30, 2012 U.S. equities	Sep. 30, 2011 U.S. equities	Sep. 30, 2012 International equities	Sep. 30, 2011 International equities	Sep. 30, 2012 Fixed income	Sep. 30, 2011 Fixed income	Sep. 30, 2012 Real estate and other	Sep. 30, 2011 Real estate and other
EMPLOYEE BENEFIT PLANS
Accumulated Benefit Obligation	$ 112,062,000	$ 104,911,000
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	104,911,000	102,097,000
Interest cost	4,498,000	4,519,000	4,825,000
Actuarial gain	5,990,000	2,411,000
Benefits paid	(3,337,000)	(4,116,000)
Projected benefit obligation at end of year	112,062,000	104,911,000	102,097,000
Change in plan assets
Fair value of plan assets at beginning of year	67,284,000	61,388,000
Actual return on plan assets	14,495,000	(1,323,000)
Employer contribution	8,276,000	11,335,000
Benefits paid	(3,337,000)	(4,116,000)
Fair value of plan assets at end of year	86,718,000	67,284,000	61,388,000
Funded status of the plan at end of year	(25,344,000)	(37,627,000)
Amounts Recognized in the Consolidated Balance Sheets
Accrued liabilities	(95,000)	(68,000)
Noncurrent liabilities-other	(25,249,000)	(37,559,000)
Net amount recognized	(25,344,000)	(37,627,000)
Amounts recognized in accumulated other comprehensive income and not yet reflected in net periodic benefit cost
Net actuarial loss	(37,172,000)	(43,781,000)
Prior service cost	(1,000)	(2,000)
Total	(37,173,000)	(43,783,000)
Net actuarial loss, which is expected to be amortized in next year's periodic benefit cost	2,700,000
Weighted average assumptions used for the pension calculations
Discount rate for net periodic benefit costs (as a percent)	4.33%	4.48%	5.42%
Discount rate for year-end obligations (as a percent)	4.06%	4.33%	4.48%
Expected return on plan assets (as a percent)	7.16%	8.00%	8.00%
Components of Net Periodic Benefit Cost
Interest cost	4,498,000	4,519,000	4,825,000
Expected return on plan assets	(5,463,000)	(5,050,000)	(4,552,000)
Amortization of prior service cost	2,000
Recognized net actuarial loss	3,567,000	2,976,000	2,295,000
Settlement/curtailment		28,000
Net pension expense (benefit)	2,604,000	2,473,000	2,568,000
Expected benefits to be paid from the Pension Plan
2013	6,477,000
2014	5,555,000
2015	5,997,000
2016	6,593,000
2017	6,350,000
2018-2022	36,900,000
Total	67,872,000
PLAN ASSETS
Target Allocation (as a percent)	100.00%				56.00%		14.00%		25.00%		5.00%
Percentage of Plan Assets	100.00%	100.00%			55.00%	56.00%	12.00%	13.00%	25.00%	30.00%	8.00%	1.00%
Estimated contribution by the employer in next fiscal year to Pension Plan				$ 100,000

EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
PLAN ASSETS
Fair value of plan assets	$ 86,718	$ 67,284	$ 61,388
Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	299	275	275
Total measure at Fair Value
PLAN ASSETS
Fair value of plan assets	86,718	67,284
Total measure at Fair Value | Short-term investments
PLAN ASSETS
Fair value of plan assets	7,233	691
Total measure at Fair Value | Mutual funds:
PLAN ASSETS
Fair value of plan assets	67,736	57,263
Total measure at Fair Value | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	36,209	28,288
Total measure at Fair Value | Bond funds
PLAN ASSETS
Fair value of plan assets	21,458	20,127
Total measure at Fair Value | International stock funds
PLAN ASSETS
Fair value of plan assets	10,069	8,848
Total measure at Fair Value | Domestic common stock
PLAN ASSETS
Fair value of plan assets	10,543	8,252
Total measure at Fair Value | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	907	803
Total measure at Fair Value | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	299	275
Quoted prices in active markets for identical assets (Level 1)
PLAN ASSETS
Fair value of plan assets	86,419	67,009
Quoted prices in active markets for identical assets (Level 1) | Short-term investments
PLAN ASSETS
Fair value of plan assets	7,233	691
Quoted prices in active markets for identical assets (Level 1) | Mutual funds:
PLAN ASSETS
Fair value of plan assets	67,736	57,263
Quoted prices in active markets for identical assets (Level 1) | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	36,209	28,288
Quoted prices in active markets for identical assets (Level 1) | Bond funds
PLAN ASSETS
Fair value of plan assets	21,458	20,127
Quoted prices in active markets for identical assets (Level 1) | International stock funds
PLAN ASSETS
Fair value of plan assets	10,069	8,848
Quoted prices in active markets for identical assets (Level 1) | Domestic common stock
PLAN ASSETS
Fair value of plan assets	10,543	8,252
Quoted prices in active markets for identical assets (Level 1) | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	907	803
Significant unobservable inputs (Level 3)
PLAN ASSETS
Fair value of plan assets	299	275
Significant unobservable inputs (Level 3) | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	$ 299	$ 275

EMPLOYEE BENEFIT PLANS (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Change in plan assets
Fair value of plan assets at beginning of year	$ 67,284,000	$ 61,388,000
Fair value of plan assets at end of year	86,718,000	67,284,000	61,388,000
DEFINED CONTRIBUTION PLAN
Percentage of employer's contribution under 401(k)/ Thrift Plan matching the first 5 percent of participant's compensation subject to certain limitations	100.00%
Percentage of participant's compensation eligible for employer's matching contribution	5.00%
Annual expense incurred for defined contribution plan	26,700,000	21,000,000	14,200,000
Oil and Gas Properties
Change in plan assets
Fair value of plan assets at beginning of year	275,000
Unrealized gains relating to property still held at the reporting date	24,000
Fair value of plan assets at end of year	$ 299,000		$ 275,000

SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Reserve for bad debt:
Balance at the beginning of the period	$ 776	$ 830	$ 659
Provision for (recovery of) bad debt	205	106	206
Write-off of bad debt	(39)	(160)	(35)
Balance at the end of the period	942	776	830
Prepaid expenses and other:
Restricted cash	28,989	16,015
Prepaid insurance	15,522	10,117
Deferred mobilization	19,809	8,512
Prepaid value added tax	1,470	3,884
Other	8,903	11,208
Total prepaid expenses and other	74,693	49,736
Accrued liabilities:
Accrued operating costs	37,645	50,415
Payroll and employee benefits	52,187	43,077
Taxes payable, other than income tax	35,842	37,789
Accrued income taxes	1,325	17,075
Deferred mobilization	13,351	11,281
Self-insurance liabilities	5,611	5,452
Deferred income	11,280	4,073
Other	19,374	23,736
Total accrued liabilities	176,615	192,898
Noncurrent liabilities - Other:
Pension and other non-qualified retirement plans	40,142	50,225
Self-insurance liabilities	12,385	13,780
Deferred mobilization	19,364	12,033
Deferred income	6,766	10,569
Uncertain tax positions including interest and penalties	12,184	9,829
Other	7,552	7,849
Total noncurrent liabilities - other	$ 98,393	$ 104,285

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash payments:
Interest paid, net of amounts capitalized	$ 10,711	$ 16,107	$ 16,721
Income taxes paid	144,959	19,621	104,028
Reconciliation of total capital expenditures to total capital expenditures in the consolidated statements of cash flows
Capital expenditures incurred	1,082,678	730,347	345,264
Additions incurred prior year but paid for in current year	61,591	25,508	9,816
Additions incurred but not paid for as of the end of the year	(46,589)	(61,591)	(25,508)
Capital expenditures per Consolidated Statements of Cash Flows	$ 1,097,680	$ 694,264	$ 329,572

RISK FACTORS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Period for which cumulative inflation rates used for considering country as highly inflationary	3 years
Minimum
Insurance coverage deductibles range for claims which occur outside or inside the United States	1
Cumulative inflation rate before a country is considered highly inflationary (as a percent)	100.00%
Maximum
Insurance coverage deductibles range for claims which occur outside or inside the United States	3

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 15, 2012 item	Sep. 30, 2012 sqft item	Sep. 30, 2011	Sep. 30, 2010
PURCHASE OBLIGATION
Number of new FlexRigs to build and operate (in rigs)		29
Number of new FlexRigs under construction (in rigs)	9
Purchase orders outstanding for drilling equipment		$ 193,800,000
LEASES
Area of leased office space (in square feet)		174,000
Fiscal Year
2013		5,728,000
2014		3,942,000
2015		3,027,000
2016		2,412,000
2017		2,380,000
Thereafter		16,941,000
Total		34,430,000
Total rent expense		8,500,000	5,800,000	5,400,000
CONTINGENCIES
Possible recovery relating to seizure of property in Venezuela		50,000,000
Proceeds received from third party		$ 7,500,000

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment information
External Sales									$ 3,151,802	$ 2,543,894	$ 1,875,162
Total Sales	829,447	819,785	769,982	732,588	700,751	644,095	604,406	594,642	3,151,802	2,543,894	1,875,162
Segment Operating Income (Loss)									960,285	748,935	498,853
Depreciation									387,549	315,468	262,658
Total assets	5,713,466				4,996,362				5,713,466	4,996,362	4,255,100
Additions to Long-Lived Assets									1,082,678	730,347	345,264
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									960,285	748,935	498,853
Income from asset sales									19,223	13,903	4,992
Corporate general and administrative costs and corporate depreciation									(69,909)	(60,327)	(52,049)
Operating income from continuing operations	239,380	232,655	207,025	230,539	193,102	174,418	164,265	170,726	909,599	702,511	451,796
Other income (expense)
Interest and dividend income									1,380	1,951	1,811
Interest expense									(8,653)	(17,355)	(17,158)
Gain on sale of investment securities										913
Other									254	(953)	1,787
Total other income (expense)									(7,019)	(15,444)	(13,560)
Income from continuing operations before income taxes									902,580	687,067	438,236
Contract Drilling
Segment information
External Sales									3,137,588	2,528,774	1,862,408
Total Sales									3,137,588	2,528,774	1,862,408
Segment Operating Income (Loss)									969,109	756,617	505,618
Depreciation									376,879	306,829	254,109
Total assets	5,049,970				4,204,185				5,049,970	4,204,185	3,801,063
Additions to Long-Lived Assets									1,053,377	721,979	339,053
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									969,109	756,617	505,618
U.S. Land
Segment information
External Sales									2,678,475	2,100,508	1,412,495
Total Sales									2,678,475	2,100,508	1,412,495
Segment Operating Income (Loss)									906,968	691,615	404,278
Depreciation									332,723	264,127	211,652
Total assets	4,422,297				3,719,387				4,422,297	3,719,387	3,257,382
Additions to Long-Lived Assets									991,966	694,249	305,206
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									906,968	691,615	404,278
Offshore
Segment information
External Sales									189,086	201,417	202,734
Total Sales									189,086	201,417	202,734
Segment Operating Income (Loss)									41,775	45,291	53,069
Depreciation									13,455	14,684	12,519
Total assets	160,135				151,656				160,135	151,656	132,342
Additions to Long-Lived Assets									8,547	7,092	9,982
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									41,775	45,291	53,069
International Land
Segment information
External Sales									270,027	226,849	247,179
Total Sales									270,027	226,849	247,179
Segment Operating Income (Loss)									20,366	19,711	48,271
Depreciation									30,701	28,018	29,938
Total assets	467,538				333,142				467,538	333,142	411,339
Additions to Long-Lived Assets									52,864	20,638	23,865
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									20,366	19,711	48,271
Other.
Segment information
External Sales									14,214	15,120	12,754
Intersegment sales									841	829	814
Total Sales									15,055	15,949	13,568
Segment Operating Income (Loss)									(8,824)	(7,682)	(6,765)
Depreciation									10,670	8,639	8,549
Total assets	663,496				792,177				663,496	792,177	454,037
Additions to Long-Lived Assets									29,301	8,368	6,211
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									(8,824)	(7,682)	(6,765)
Reportable and other
Segment information
External Sales									3,151,802	2,543,894	1,875,162
Intersegment sales									841	829	814
Total Sales									3,152,643	2,544,723	1,875,976
Segment Operating Income (Loss)									960,285	748,935	498,853
Depreciation									387,549	315,468	262,658
Total assets	5,713,466				4,996,362				5,713,466	4,996,362	4,255,100
Additions to Long-Lived Assets									1,082,678	730,347	345,264
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income									960,285	748,935	498,853
Eliminations
Segment information
Intersegment sales									(841)	(829)	(814)
Total Sales									$ (841)	$ (829)	$ (814)

SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues from external customers
Total operating revenue	$ 3,151,802	$ 2,543,894	$ 1,875,162
Total Long-Lived Assets	4,351,571	3,677,070	3,275,020
Accounts Receivable
Trade receivables	620,489	460,540
One customer
Revenues from external customers
Revenues from major customer (as a percent)	12.00%	12.50%	12.50%
Another customer
Revenues from external customers
Revenues from major customer (as a percent)	10.20%	4.50%	4.60%
Two customers
Accounts Receivable
Trade receivables	108,400	70,500
United States
Revenues from external customers
Total operating revenue	2,864,570	2,276,118	1,572,139
Total Long-Lived Assets	4,039,770	3,423,185	2,973,712
Colombia
Revenues from external customers
Total operating revenue	82,247	74,504	57,533
Total Long-Lived Assets	84,389	67,369	59,798
Argentina
Revenues from external customers
Total operating revenue	54,317	44,205	55,855
Total Long-Lived Assets	81,886	78,221	91,322
Ecuador
Revenues from external customers
Total operating revenue	56,448	42,598	52,115
Total Long-Lived Assets	38,265	28,439	27,772
Other Foreign
Revenues from external customers
Total operating revenue	94,220	106,469	137,520
Total Long-Lived Assets	$ 107,261	$ 79,856	$ 122,416

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Operating revenues	$ 829,447,000	$ 819,785,000	$ 769,982,000	$ 732,588,000	$ 700,751,000	$ 644,095,000	$ 604,406,000	$ 594,642,000	$ 3,151,802,000	$ 2,543,894,000	$ 1,875,162,000
Operating income	239,380,000	232,655,000	207,025,000	230,539,000	193,102,000	174,418,000	164,265,000	170,726,000	909,599,000	702,511,000	451,796,000
Income from continuing operations	149,606,000	149,943,000	129,763,000	144,297,000	121,514,000	109,828,000	98,961,000	104,365,000	573,609,000	434,668,000	286,081,000
Net income	157,115,000	149,925,000	129,719,000	144,286,000	121,420,000	109,826,000	98,790,000	104,150,000	581,045,000	434,186,000	156,312,000
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.41	$ 1.4	$ 1.2	$ 1.34	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 5.35	$ 4.06	$ 2.7
Net income (in dollars per share)	$ 1.48	$ 1.4	$ 1.2	$ 1.34	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 5.42	$ 4.06	$ 1.47
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.39	$ 1.38	$ 1.18	$ 1.32	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 5.27	$ 3.99	$ 2.66
Net income (in dollars per share)	$ 1.46	$ 1.38	$ 1.18	$ 1.32	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 5.34	$ 3.99	$ 1.45
Gain from the sale of assets, net	3,000,000	1,300,000	4,900,000	3,000,000	2,400,000	2,200,000	2,600,000	1,700,000
Gain from the sale of assets, per diluted share (in dollars per share)	$ 0.03	$ 0.01	$ 0.05	$ 0.03	$ 0.02	$ 0.02	$ 0.02	$ 0.02
Gain from the sale of investment securities, net						$ 600,000
Gain from the sale of investment securities, per diluted share (in dollars per share)						$ 0.01